UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05104

Capital World Bond Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Bond Fund

[motion blurred photo of a red London double-decker bus - the House of Parliament and Big Ben in the background]
Semi-annual report for the six months ended March 31, 2010

Capital World Bond Fund® seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010:

	1 year	5 years	10 years
Class A shares

Reflecting 3.75% maximum sales charge	11.92%	4.41%	6.95%

The total annual fund operating expense ratio was 0.87% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details.

Results for other share classes can be found on page 39.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. If ratings are not available, they are assigned by the fund’s investment adviser. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation; illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[motion blurred photo of a red London double-decker bus - the House of Parliament and Big Ben in the background]
The first six months of Capital World Bond Fund’s fiscal year were marked by continued improvement in the global economy, a renewed appetite for bonds among investors and a strengthening of the U.S. dollar.

For the six months ended March 31, 2010, the fund produced a total return of 1.3%. This includes a decline of 14 cents, or 0.7%, in the fund’s share price. Shareholders received quarterly dividends totaling 36.0 cents a share and a one-time special dividend of 3.5 cents a share. This represents an income return of 2.0%, equivalent to 4.0% annualized, for those reinvesting dividends. Those taking dividends in cash saw a similar income return.

The fund’s six-month total return surpassed that of the unmanaged Barclays Capital Global Aggregate Bond Index, which fell 1.1% during the same period. The fund’s total return lagged that of its peer group, the Lipper Global Income Funds Index, which returned 3.7% for the period.

As you can see in the table below, Capital World Bond Fund continues to sustain its advantage against its peers over longer periods.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2010, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime1
Capital World Bond Fund
(Class A shares)	16.28%	5.22%	7.36%	7.39%

Barclays Capital Global
Aggregate Bond Index2	10.23	4.94	6.46	7.31

Lipper Global Income Funds Index3	21.85	4.89	6.19	—

1 Since August 4, 1987.
2 The Lehman Brothers Global Aggregate Bond Index began on December 31, 1989, and was renamed the Barclays Capital Global Aggregate Bond Index in 2008. For the period August 4, 1987, to December 31, 1989, the Citigroup World Government Bond Index (formerly the Salomon Brothers World Government Bond Index) results were used. Market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.

This index did not exist prior to December 30, 1988, and its results do not reflect the effect of sales charges.
[End Sidebar]

The global economy
It appears as though the economy is starting to recover from the 2008–2009 downturn to varying degrees around the world. Coordinated efforts on the part of governments and central banks seem to have forestalled the worst of the damage, though recovery remains slow in many areas. Overall, trade flows have improved and inventory backlogs from the previous year have been reduced significantly around the globe.

An aggressive stimulative posture by China helped most of Asia recover quickly. China’s demand for commodities helped lift other economies in the region, such as Australia. Emerging markets also recovered quickly.

In the United States, the economy seems to be recovering, arguably because of a similarly aggressive fiscal stimulus program. This has led to a strengthening of the U.S. dollar against the euro and the Japanese yen; currency hedging helped the fund’s portfolio counselors mitigate some of the negative effects of this strengthening on the fund. The Federal Reserve remained steady in its policies, keeping the nation’s benchmark interest rate between 0% and 0.25%.

European economies likewise improved during the period, but at a slower pace. The Bank of England and the European Central Bank have kept their rates steady, which has aided recovery to a degree, but demand has yet to rise as significantly as it has elsewhere in the world. A number of nations, most prominently Greece, have struggled significantly with mounting debt levels. As of this writing, European Union nations and the International Monetary Fund are assisting Greece in return for Greek adoption of stability measures, a situation we continue to monitor closely. Other European nations’ bond issues had improved in local currency terms by the end of the fund’s six-month period.

Global bond markets
Overall, bond markets have been on a parallel path to recovery, with yields on corporate credits narrowing against U.S. Treasuries and other sovereign debt. Bond markets in Asia and the U.S. have been relatively stable in the wake of the downturn, while the recent crisis in Europe has made bond markets there more unsettled. The Greek financial crisis may continue to add to volatility in the short term, though many European bonds have weathered the events well.

Individual investors remain cautious about the strength of the economic recovery, and consequently have maintained a preference for bond investments over heavy investments in equities.

The fund benefited from its holdings in corporate debt, which comprise 24.7% of the portfolio and posted some of the best returns during the period. However, this was offset by the fund’s 61.5% position in sovereign debt. While Treasuries made modest gains in yield, the fund’s European holdings were flatter for U.S. investors due to the weaker euro.

The fund’s positioning
There are reasons to be optimistic about the strength of the current recovery. Liquidity in the bond markets has improved. Interest rates appear likely to remain stable for the time being, and inflation doesn’t appear to have taken hold. However, should the recovery continue to progress, it is likely that the Fed and other central banks will raise rates at some point, and the fund’s portfolio counselors continue to prepare for that possibility.

As always, we believe in the value of our research to help identify investments with the greatest potential for long-term appreciation in a variety of economic environments. Our diversity in both geography and asset classes allows the fund’s portfolio counselors the freedom to invest with flexibility, with an eye toward currency fluctuations and interest rate differentials that we believe may aid our shareholders. As of March 31, 2010, the fund was invested in more than 410 issuers denominated in 23 currencies from 50 countries as part of its total return objective.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Mark H. Dalzell

Mark H. Dalzell
President

May 12, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of April 30, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 3.00%. The fund’s distribution rate for Class A shares as of that date was 3.61%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities, while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Porfolio summary as of March 31, 2010
unaudited

[begin pie chart]
Portfolio by type of security (as a percent of net assets)
Bonds & notes of government & government agencies outside the U.S.	51.1%
Corporate bonds & notes of issuers outside the U.S.	15.2
U.S. corporate bonds & notes	9.5
U.S. Treasury bonds & notes	10.2
Mortgage- and asset-backed obligations	8.2
Bonds & notes of U.S. government agencies	0.2
Other securities	1.0
Short-term securities & other assets less liabilities	4.6
[end pie chart]

Where the fund’s assets are invested…
…and how those markets have done over the past six months
as of March 31, 2010

					Bond market total returns1
					six months ended
	Capital World Bond Fund				March 31, 2010

Currency weighting	Before forward		After forward		In local		In U.S.
by country:	contracts		contracts		currency		dollars

United States2	40.7%		48.2%		2.0%		2.0%
Euro zone3	28.2		20.4		3.0		−4.7
Japan	6.1		7.3		0.4		−3.7
Poland	3.9		3.9		5.5		7.2
South Korea	3.2		3.2		4.2		8.6
Mexico	2.4		2.4		5.8		16.0
United Kingdom	2.1		1.8		1.0		−4.2
Canada	1.8		1.8		1.0		6.8
Malaysia	1.6		1.6		1.6		7.8
Australia	1.5		1.2		2.1		6.2
Denmark	1.2		1.2		3.1		−4.6
Brazil	1.2		1.2		6.1	5	5.9	5
Sweden	1.1		1.0		2.6		−0.3
Turkey	1.0		1.0		5.6	5	3.1	5
Norway	0.9		0.7		3.7		1.4
Singapore	0.7		0.7		0.6		1.4
Israel	0.6		0.6		—	4	—	4
Thailand	0.6		0.6		2.8		6.3
Hungary	0.5		0.5		8.9		2.4
Indonesia	0.4		0.4		10.9	5	17.8	5
Egypt	0.3		0.3		3.9	5	3.8	5
Dominican Republic	—	6	—	6	—	4	—	4
Argentina	—	6	—	6	19.2	5	18.2	5

1Source: Barclays Capital Global Aggregate Bond Index.
2Includes U.S. dollar-denominated debt of other countries, totaling 14.3%.

3Countries using the euro as a common currency: Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain. Euro-denominated bonds include corporate and European government debt.

4This market is not included in the Barclays Capital Global Aggregate Bond Index or the JP Morgan GBI–EM Broad Diversified Index.
5Source: JP Morgan GBI–EM Broad Diversified Index.
6Amount less than 0.1%.

Summary investment portfolio, March 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See page 43 for details on how to obtain a complete schedule of portfolio holdings.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.67%	(000)	(000)	assets

Euros - 28.02%
German Government:
4.25% 2014	€ 33,910	US$ 50,211
Series 6, 4.00% 2016	46,355	68,164
4.25% 2017	44,300	65,944
Series 7, 4.00% 2018	85,070	124,416
Series 8, 4.25% 2018	89,155	132,417
3.75% 2019	48,185	68,967
6.25% 2024	51,396	90,356
5.625% 2028	34,025	57,106
5.50% 2031	33,275	55,717
1.50%-6.25% 2012-2034 (1)	165,379	244,110	8.42%
Greek Government:
5.50% 2014	48,050	63,557
6.10% 2015	49,840	67,553
6.00% 2019	145,640	190,841	2.83
French Government :
B.T.A.N. Eurobond 4.50% 2013	38,000	56,138
O.A.T. Eurobond 4.00% 2018	46,685	67,355
O.A.T. Eurobond 2.25%-6.00% 2012-2032 (1)	73,819	114,194	2.09
Netherlands Government Eurobond:
4.50% 2017	61,045	91,428
4.00%-7.50% 2013-2028	54,970	84,113	1.54
Italian Government:
4.50% 2019	63,250	91,240
1.85%-3.75% 2011-2017 (1)	43,492	61,793	1.35
Deutsche Genossenschaftsbank-Hypothekenbank AG:
4.00% 2016 (2)	60,700	88,122
4.50% 2013 (2)	25,500	37,081	1.10
Dexia Municipal Agency 4.50% 2017 (2)	65,925	95,542.84
Irish Government 4.00% 2014	43,035	60,740.53
KfW 4.375% 2013	37,500	55,060.48
Spanish Government 3.30% 2014	36,175	50,497.44
Polish Government 5.875% 2014	6,750	10,162.09
Canadian Government 3.50% 2020	7,000	9,707.09
Other securities		934,298	8.22
		3,186,829	28.02

Japanese yen - 6.13%
Japanese Government:
0.70% 2013	¥ 15,510,000	168,218
1.30% 2015	26,120,000	289,663
0.50%-2.40% 2011-2038 (1)	20,655,625	223,348	5.99
Other securities		15,874.14
		697,103	6.13

Polish zloty - 3.89%
Polish Government :
Series 0413, 5.25% 2013	PLN 227,050	81,179
Series 0414, 5.75% 2014	513,700	185,554
Series 1017, 5.25% 2017	394,090	138,251
Series 1013, 5.00% 2013	105,700	37,366	3.89
		442,350	3.89

South Korean won - 3.17%
South Korean Government:
Series 1309, 5.75% 2013	KRW 55,000,000	51,272
5.00% 2014	56,686,500	51,256
5.25% 2015	52,573,000	48,005
5.50% 2017	90,855,550	84,149
4.25%-5.75% 2010-2018	138,959,000	125,405	3.17
		360,087	3.17

Mexican pesos - 2.38%
United Mexican States Government:
Series MI10, 9.50% 2014	MXN 729,763	65,706
Series M10, 7.75% 2017	628,400	51,907
7.25%-10.00% 2012-2036	1,773,100	152,522	2.37
Other securities		1,040.01
		271,175	2.38

British pounds - 2.02%
United Kingdom 2.50%-6.00% 2011-2030 (1)	£ 111,090	177,892	1.56
Other securities		52,327.46
		230,219	2.02

Canadian dollars - 1.83%
Canadian Government:
2.00% 2014	C$ 73,225	69,681
4.50% 2015	46,800	49,696
4.25%-5.75% 2010-2029 (1)	39,863	43,542	1.43
Other securities		45,616.40
		208,535	1.83

Malaysian ringgits - 1.57%
Malaysian Government:
Series 2/7, 3.814% 2017	MYR 159,605	48,575
3.718%-5.094% 2012-2018	414,885	129,624	1.57
		178,199	1.57

Australian dollars - 1.49%
Queensland Treasury Corp., Series 17, 6.00% 2017	A$ 75,100	68,923.61
Other securities		101,001.88
		169,924	1.49

Danish kroner - 1.18%
Nykredit 5.00% 2038 (2)	DKr 288,463	53,446.47
Other securities		80,927.71
		134,373	1.18

Brazilian reais - 1.16%
Brazil (Federal Republic of) :
10.00% 2017	BRL 167,620	84,601
10.00% 2012	20,000	10,959
Brazilian Treasury Bill 6.00% 2010-2012 (1)	48,956	27,693
Brazil (Federal Republic of) Global 10.25%-12.50% 2022-2028	14,620	8,649	1.16
		131,902	1.16

Swedish kronor - 1.12%
Swedish Government 1.069%-6.75% 2011-2020 (1) (2)	SKr 793,707	119,058	1.05
Other securities		8,700.07
		127,758	1.12

Turkish liras - 0.97%
Turkey (Republic of):
10.00% 2012 (1)	TRY 84,655	65,872
11.00%-16.00% 2012-2014	63,200	44,424.97
		110,296.97

Norwegian kroner - 0.89%
Norwegian Government 6.50% 2013	NKr 399,750	74,944.66
Other securities		26,313.23
		101,257.89

Singapore dollars - 0.74%
Singapore (Republic of) 3.75% 2016	S$ 90,860	71,534.63
Other securities		12,878.11
		84,412.74

Israeli shekels - 0.64%
Israeli Government 5.50% 2017	ILS 179,720	51,674.45
Other securities		21,061.19
		72,735.64

Thai baht - 0.63%
Other securities		71,180.63

Hungarian forints - 0.52%
Other securities		58,636.52

U.S. dollars - 35.59%
U.S. Treasury:
3.125% 2016	US$ 75,000	74,751
3.25% 2016	135,500	135,696
5.125% 2016	83,250	93,445
7.50% 2016	61,850	78,149
3.125% 2019	128,750	122,634
1.375%-8.875% 2010-2040 (1) (3)	628,673	649,633	10.15
Fannie Mae 0%-9.969% 2017-2048 (2) (4)	330,673	344,885	3.03
Freddie Mac 0%-6.00% 2025-2040 (2) (4)	73,305	74,507.66
Polish Government 6.375% 2019	30,080	33,104.29
Turkey (Republic of) 6.75%-8.00% 2018-2040	31,200	33,043.29
United Mexican States Government Global 5.95%-6.375% 2013-2040	8,691	9,391.08
Brazil (Federal Republic of) Global 5.625% 2041	6,500	6,152.05
South Korean Government 5.75% 2014	3,400	3,720.03
Other securities		2,388,954	21.01
		4,048,064	35.59

Other currencies - 0.73%
Other securities		81,573.73

Total bonds & notes (cost: $10,393,946,000)		10,766,607	94.67

			Percent
		Value	of net
Preferred securities - 0.72%		(000)	assets

Other currencies - 0.70%
Other securities		79,595.70

Miscellaneous - 0.02%
Other preferred securities in initial period of acquisition		2,541.02

Total preferred securities (cost: $77,527,000)		82,136.72

			Percent
		Value	of net
Common stocks - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		-	.00

Total common stocks (cost: $0)		-	.00

			Percent
		Value	of net
Warrants - 0.00%		(000)	assets

U.S. dollars - 0.00%
Other securities		-	.00

Warrants (cost: $0)		-	.00

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.53%	(000)	(000)	assets

U.S. Treasury Bills 0.18%-0.20% due 7/15-8/26/2010	US$ 81,600	US$ 81,556.72%
Bank of Nova Scotia 0.07% due 4/1/2010	48,800	48,800
Scotiabank Inc. 0.20% due 4/29/2010 (5)	25,000	24,996.65
Freddie Mac 0.17%-0.21% due 5/18-8/4/2010	52,100	52,073.46
Fannie Mae 0.18%-0.195% due 6/23-6/30/2010	46,700	46,680.41
Other securities		261,353	2.29
Total short-term securities (cost: $515,445,000)		515,458	4.53

Total investment securities (cost: $10,986,918,000)		11,364,201	99.92
Other assets less liabilities		8,623.08

Net assets		US$ 11,372,824	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $581,000, which represented less than .01% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(3) A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $321,000, which represented less than .01% of the net assets of the fund.

(4) Coupon rate may change periodically.
(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $897,096,000, which represented 7.89% of the net assets of the fund.

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $10,986,918):		$11,364,201
Cash		299
Unrealized appreciation on open forward currency contracts		7,232
Receivables for:
Sales of investments	37,545
Sales of fund's shares	35,138
Closed forward currency contracts	1,794
Interest	185,307	259,784
		11,631,516
Liabilities:
Unrealized depreciation on open forward currency contracts		8,519
Payables for:
Purchases of investments	214,667
Repurchases of fund's shares	21,943
Closed forward currency contracts	4,172
Investment advisory services	4,298
Services provided by affiliates	4,507
Directors' deferred compensation	121
Other	465	250,173
Net assets at March 31, 2010		$11,372,824

Net assets consist of:
Capital paid in on shares of capital stock		$11,185,463
Distributions in excess of net investment income		(7,806)
Accumulated net realized loss		(177,036)
Net unrealized appreciation		372,203
Net assets at March 31, 2010		$11,372,824

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (565,830 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$7,342,500	364,656	$20.14
Class B	260,504	13,021	20.01
Class C	835,131	41,985	19.89
Class F-1	1,292,603	64,517	20.04
Class F-2	440,120	21,882	20.11
Class 529-A	250,747	12,423	20.18
Class 529-B	22,041	1,098	20.07
Class 529-C	128,368	6,410	20.03
Class 529-E	13,643	679	20.08
Class 529-F-1	21,607	1,076	20.09
Class R-1	19,462	973	20.00
Class R-2	152,736	7,634	20.01
Class R-3	174,155	8,660	20.11
Class R-4	103,948	5,165	20.12
Class R-5	128,966	6,401	20.15
Class R-6	186,293	9,250	20.14

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $20.92 and $20.97, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2010		(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $320)	$243,568
Dividends	55	$243,623

Fees and expenses*:
Investment advisory services	24,283
Distribution services	17,919
Transfer agent services	5,023
Administrative services	3,030
Reports to shareholders	502
Registration statement and prospectus	873
Directors' compensation	58
Auditing and legal	25
Custodian	975
State and local taxes	137
Other	338
Total fees and expenses before reimbursements	53,163
Less reimbursements of fees and expenses	64
Total fees and expenses after reimbursements		53,099
Net investment income		190,524

Net realized gain and unrealized depreciation on investments, forward currency contracts and currency:
Net realized gain on:
Investments	70,869
Forward currency contracts	33,751
Currency transactions	1,207	105,827
Net unrealized depreciation on:
Investments	(161,621)
Forward currency contracts	(4,754)
Currency translations	(8,532)	(174,907)
Net realized gain and unrealized depreciation on investments, forward currency contracts and currency		(69,080)
Net increase in net assets resulting from operations		$121,444

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)
	Six months ended March 31, 2010*	Year ended September 30, 2009
Operations:
Net investment income	$190,524	$337,972
Net realized gain (loss) on investments, forward currency contracts and currency transactions	105,827	(229,660)
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(174,907)	937,491
Net increase in net assets resulting from operations	121,444	1,045,803

Dividends paid to shareholders from net investment income	(210,857)	(455,828)

Net capital share transactions	1,603,730	(302,808)

Total increase in net assets	1,514,317	287,167

Net assets:
Beginning of period	9,858,507	9,571,340
End of period (including distributions in excess of and undistributed
net investment income: $(7,806) and $12,527, respectively)	$11,372,824	$9,858,507

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                       unaudited

1.	Organization

Capital World Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, nondiversified management investment company. The fund seeks to maximize long-term total return, consistent with prudent management, by investing primarily in a global portfolio of investment-grade bonds denominated in U.S. dollars and other currencies. The fund may also invest in lower quality, high-yield debt securities.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$-	$3,186,829	$-	$3,186,829
Japanese yen	-	697,103	-	697,103
Polish zloty	-	442,350	-	442,350
South Korean won	-	360,087	-	360,087
Mexican pesos	-	271,175	-	271,175
British pounds	-	230,219	-	230,219
Canadian dollars	-	208,535	-	208,535
Malaysian ringgits	-	178,199	-	178,199
Australian dollars	-	169,924	-	169,924
U.S. dollars	-	4,047,483	581	4,048,064
Other currencies	-	974,122	-	974,122
Preferred securities	2,541	79,595	-	82,136
Short-term securities	-	515,458	-	515,458
Total	$2,541	$11,361,079	$581	$11,364,201

Forward currency contracts (1):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$7,232	$-	$7,232
Unrealized depreciation on open forward currency contracts	-	(8,519)	-	(8,519)
Total	$-	$(1,287)	$-	$(1,287)

(1) Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended March 31, 2010 (dollars in thousands):

	Beginning value at 10/1/2009	Net unrealized appreciation(2)	Net sales	Net realized loss(2)	Net transfers into Level 3(3)	Ending value at 3/31/2010
Investment securities	$4,112	$722	$(4,068)	$(599)	$414	$581

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands) (2):						$(21)

(2) Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
(3) Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

The prices of, and the income generated by, most debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks. These risks may be heightened in connection with investments in developing countries.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$34,301
Capital loss carryforwards*:
Expiring 2016	$(1,821)
Expiring 2017	(104,540)	(106,361)
Post-October capital loss deferrals (realized during the period November 1, 2008, through September 30, 2009)†		(169,952)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of March 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$498,242
Gross unrealized depreciation on investment securities	(141,286)
Net unrealized appreciation on investment securities	356,956
Cost of investment securities	11,007,245

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2010	Year ended September 30, 2009
Class A	$138,943	$303,254
Class B	4,154	11,019
Class C	12,950	28,343
Class F-1	25,109	64,312
Class F-2	8,681	7,738
Class 529-A	4,520	8,713
Class 529-B	334	759
Class 529-C	1,903	3,644
Class 529-E	227	446
Class 529-F-1	420	787
Class R-1	303	637
Class R-2	2,321	4,708
Class R-3	2,951	5,914
Class R-4	1,941	3,918
Class R-5	2,615	9,632
Class R-6*	3,485	2,004
Total	$210,857	$455,828

*Class R-6 was offered beginning May 1, 2009.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.570% on the first $1 billion of daily net assets and decreasing to 0.380% on such assets in excess of $10 billion. For the six months ended March 31, 2010, the investment advisory services fee was $24,283,000, which was equivalent to an annualized rate of 0.450% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B.  Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.  CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2010, the total administrative services fees paid by CRMC were $64,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$8,947	$4,833	Not applicable	Not applicable	Not applicable
Class B	1,319	190	Not applicable	Not applicable	Not applicable
Class C	3,959	Included in administrative services	$594	$106	Not applicable
Class F-1	1,577		825	79	Not applicable
Class F-2	Not applicable		229	13	Not applicable
Class 529-A	243		116	22	$113
Class 529-B	107		11	4	11
Class 529-C	587		60	18	59
Class 529-E	31		6	1	6
Class 529-F-1	-		10	2	10
Class R-1	94		10	7	Not applicable
Class R-2	533		102	254	Not applicable
Class R-3	399		112	76	Not applicable
Class R-4	123		65	6	Not applicable
Class R-5	Not applicable		59	4	Not applicable
Class R-6	Not applicable		40	-*	Not applicable
Total	$17,919	$5,023	$2,239	$592	$199
*Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $58,000, shown on the accompanying financial statements, includes $52,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2010
Class A	$1,700,229	83,372	$129,908	6,454	$(793,901)	(39,062)	$1,036,236	50,764
Class B	39,328	1,941	3,948	197	(40,855)	(2,020)	2,421	118
Class C	204,945	10,179	11,895	598	(95,531)	(4,759)	121,309	6,018
Class F-1	292,213	14,402	22,191	1,108	(223,725)	(11,058)	90,679	4,452
Class F-2	157,656	7,740	6,830	340	(45,264)	(2,228)	119,222	5,852
Class 529-A	62,077	3,043	4,520	224	(14,197)	(696)	52,400	2,571
Class 529-B	3,566	175	334	16	(1,974)	(97)	1,926	94
Class 529-C	34,712	1,714	1,903	95	(11,202)	(554)	25,413	1,255
Class 529-E	3,741	185	227	11	(1,300)	(64)	2,668	132
Class 529-F-1	5,544	273	420	21	(1,834)	(91)	4,130	203
Class R-1	5,718	283	298	15	(3,703)	(184)	2,313	114
Class R-2	40,977	2,028	2,319	116	(19,817)	(980)	23,479	1,164
Class R-3	54,451	2,681	2,947	147	(26,105)	(1,287)	31,293	1,541
Class R-4	33,318	1,637	1,935	96	(24,154)	(1,186)	11,099	547
Class R-5	41,630	2,039	2,611	130	(24,031)	(1,178)	20,210	991
Class R-6	60,270	2,971	3,485	173	(4,823)	(238)	58,932	2,906
Total net increase
(decrease)	$2,740,375	134,663	$195,771	9,741	$(1,332,416)	(65,682)	$1,603,730	78,722

Year ended September 30, 2009
Class A	$1,653,061	87,749	$281,733	14,923	$(2,142,842)	(116,588)	$(208,048)	(13,916)
Class B	60,557	3,268	10,098	539	(117,909)	(6,463)	(47,254)	(2,656)
Class C	193,041	10,362	25,861	1,387	(271,055)	(14,942)	(52,153)	(3,193)
Class F-1	415,164	22,231	53,496	2,851	(841,939)	(45,974)	(373,279)	(20,892)
Class F-2	309,704	16,381	5,618	292	(40,058)	(2,144)	275,264	14,529
Class 529-A	52,649	2,789	8,708	460	(32,803)	(1,769)	28,554	1,480
Class 529-B	4,041	218	759	40	(3,638)	(197)	1,162	61
Class 529-C	30,281	1,618	3,641	193	(19,724)	(1,071)	14,198	740
Class 529-E	3,804	202	446	23	(2,453)	(134)	1,797	91
Class 529-F-1	5,994	320	787	42	(4,057)	(220)	2,724	142
Class R-1	6,940	371	632	34	(7,415)	(410)	157	(5)
Class R-2	55,454	2,988	4,703	250	(43,672)	(2,372)	16,485	866
Class R-3	61,935	3,314	5,899	312	(55,492)	(3,011)	12,342	615
Class R-4	49,029	2,622	3,915	207	(36,487)	(1,977)	16,457	852
Class R-5	118,864	6,361	9,165	489	(238,563)	(12,791)	(110,534)	(5,941)
Class R-6†	117,625	6,257	2,004	102	(309)	(15)	119,320	6,344
Total net increase
(decrease)	$3,138,143	167,051	$417,465	22,144	$(3,858,416)	(210,078)	$(302,808)	(20,883)

* Includes exchanges between share classes of the fund.
† Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,904,739,000 and $2,633,732,000, respectively, during the six months ended March 31, 2010.

9.	Forward currency contracts

The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations. As of March 31, 2010, the fund had open forward currency contracts to purchase or sell currencies as shown in the table on the following page (amounts in thousands):

		Contract amount		Unrealized (depreciation) appreciation at
	Settlement date	Receive	Deliver	March 31, 2010

Purchases:
Euros	4/8/2010	€15,315	US$20,851	US$(8)
Euros	4/16/2010	€25,857	US$35,810	(588)
Japanese yen	4/13/2010	¥4,890,000	US$53,618	(1,248)
Japanese yen	4/14/2010	¥532,174	US$6,314	(194)
Japanese yen	4/22/2010	¥4,199,090	US$47,723	(1,611)
Japanese yen	4/27/2010	¥1,159,903	US$12,835	(412)
Japanese yen	4/27/2010	¥2,209,673	US$24,497	(831)
Norwegian kroner	4/22/2010	NKr116,488	US$19,544	67
				US$(4,825)

Sales:
Australian dollars	4/21/2010	US$29,793	$ A31,521	(23)
British pounds	4/6/2010	US$12,247	£8,100	(54)
British pounds	4/13/2010	US$1,547	£1,000	29
British pounds	4/13/2010	US$449	£300	(7)
British pounds	4/14/2010	US$1,657	£1,100	(14)
British pounds	4/14/2010	US$9,539	£6,330	(73)
British pounds	4/14/2010	US$7,233	£4,800	(56)
British pounds	4/14/2010	US$5,929	£3,800	158
British pounds	4/15/2010	US$3,766	£2,500	(30)
British pounds	4/23/2010	US$4,616	£3,090	(73)
British pounds	4/26/2010	US$981	£650	(6)
British pounds	4/27/2010	€6,144	£5,510	(50)
British pounds	5/5/2010	US$3,607	£2,375	1
British pounds	5/13/2010	US$8,937	£5,950	(97)
Euros	4/6/2010	US$5,690	€4,200	6
Euros	4/6/2010	US$5,712	€4,200	27
Euros	4/7/2010	££22,664	€25,750	(434)
Euros	4/9/2010	US$26,747	€19,469	396
Euros	4/9/2010	US$23,212	€17,400	(338)
Euros	4/13/2010	US$44,668	€32,820	247
Euros	4/13/2010	US$13,600	€10,000	65
Euros	4/14/2010	US$6,815	€5,000	48
Euros	4/14/2010	US$6,085	€4,500	(5)
Euros	4/14/2010	US$14,175	€10,400	99
Euros	4/14/2010	US$10,904	€8,000	76
Euros	4/14/2010	US$17,030	€12,400	247
Euros	4/14/2010	US$20,682	€15,050	312
Euros	4/14/2010	US$686	€500	10
Euros	4/15/2010	US$18,469	€13,550	129
Euros	4/15/2010	US$1,704	€1,250	12
Euros	4/15/2010	US$818	€600	6
Euros	4/16/2010	US$6,807	€5,000	40
Euros	4/16/2010	US$21,340	€15,682	115
Euros	4/16/2010	US$176,708	€129,300	1,704
Euros	4/16/2010	US$27,524	€20,000	454
Euros	4/19/2010	US$13,730	€10,000	196
Euros	4/23/2010	US$5,440	€4,000	26
Euros	4/26/2010	US$118,669	€87,900	(302)
Euros	4/26/2010	US$3,381	€2,500	(2)
Euros	4/26/2010	US$10,836	€8,000	8
Euros	4/26/2010	US$21,524	€15,890	17
Euros	4/26/2010	US$8,095	€6,000	(26)
Euros	4/28/2010	US$18,390	€13,620	(44)
Euros	4/28/2010	¥¥1,258,090	€10,315	(486)
Euros	4/28/2010	US$20,325	€15,000	23
Euros	4/30/2010	US$46,172	€34,475	(490)
Euros	4/30/2010	US$11,554	€8,620	(113)
Euros	5/3/2010	US$23,059	€17,195	(214)
Euros	5/5/2010	US$78,560	€57,225	1,106
Euros	5/5/2010	US$56,568	€41,230	763
Euros	5/12/2010	US$4,366	€3,200	35
Euros	5/12/2010	US$4,093	€3,000	33
Euros	5/13/2010	US$57,312	€42,510	(226)
Euros	5/13/2010	US$5,525	€4,070	16
Japanese yen	4/8/2010	US$4,438	¥400,000	154
Japanese yen	4/8/2010	US$16,778	¥1,510,000	607
Norwegian kroner	6/3/2010	€25,780	NKr209,250	(261)
Swedish kronor	4/8/2010	€10,672	SKr105,435	(203)
				US$3,538

Forward currency contracts - net				US$(1,287)

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A:
Six months ended 3/31/2010(5)	$20.28	$.37	$(.11)	$.26	$(.40)	$-	$(.40)	$20.14	1.27%	$7,342	.90	%(6)	.90	%(6)	3.62	%(6)
Year ended 9/30/2009	18.88	.74	1.65	2.39	(.99)	-	(.99)	20.28	13.17	6,364	.87		.86		4.00
Year ended 9/30/2008	20.17	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.88	(1.06)	6,190	.90		.86		4.31
Year ended 9/30/2007	18.93	.84	1.04	1.88	(.64)	-	(.64)	20.17	10.14	3,569	.98		.93		4.32
Year ended 9/30/2006	19.34	.78	(.23)	.55	(.74)	(.22)	(.96)	18.93	3.05	2,246	.96		.91		4.19
Year ended 9/30/2005	19.02	.74	.50	1.24	(.82)	(.10)	(.92)	19.34	6.54	1,907	.98		.93		3.76
Class B:
Six months ended 3/31/2010(5)	20.15	.29	(.11)	.18	(.32)	-	(.32)	20.01	.89	261	1.65	(6)	1.65	(6)	2.87	(6)
Year ended 9/30/2009	18.73	.59	1.63	2.22	(.80)	-	(.80)	20.15	12.23	260	1.68		1.66		3.20
Year ended 9/30/2008	20.02	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.73	(1.78)	291	1.64		1.60		3.56
Year ended 9/30/2007	18.79	.69	1.04	1.73	(.50)	-	(.50)	20.02	9.38	156	1.71		1.66		3.59
Year ended 9/30/2006	19.21	.63	(.23)	.40	(.60)	(.22)	(.82)	18.79	2.22	119	1.74		1.68		3.41
Year ended 9/30/2005	18.90	.58	.51	1.09	(.68)	(.10)	(.78)	19.21	5.75	111	1.74		1.70		2.99
Class C:
Six months ended 3/31/2010(5)	20.04	.28	(.11)	.17	(.32)	-	(.32)	19.89	.85	835	1.68	(6)	1.68	(6)	2.84	(6)
Year ended 9/30/2009	18.63	.58	1.62	2.20	(.79)	-	(.79)	20.04	12.23	721	1.70		1.68		3.17
Year ended 9/30/2008	19.92	.70	(1.03)	(.33)	(.90)	(.06)	(.96)	18.63	(1.81)	730	1.69		1.64		3.52
Year ended 9/30/2007	18.71	.68	1.03	1.71	(.50)	-	(.50)	19.92	9.31	400	1.74		1.69		3.56
Year ended 9/30/2006	19.13	.62	(.23)	.39	(.59)	(.22)	(.81)	18.71	2.21	243	1.78		1.72		3.38
Year ended 9/30/2005	18.84	.57	.50	1.07	(.68)	(.10)	(.78)	19.13	5.66	204	1.78		1.74		2.96
Class F-1:
Six months ended 3/31/20010(5)	20.18	.37	(.11)	.26	(.40)	-	(.40)	20.04	1.28	1,293	.89	(6)	.89	(6)	3.63	(6)
Year ended 9/30/2009	18.79	.74	1.63	2.37	(.98)	-	(.98)	20.18	13.12	1,212	.90		.89		3.98
Year ended 9/30/2008	20.08	.87	(1.05)	(.18)	(1.05)	(.06)	(1.11)	18.79	(1.03)	1,521	.89		.84		4.33
Year ended 9/30/2007	18.85	.85	1.03	1.88	(.65)	-	(.65)	20.08	10.18	977	.92		.87		4.38
Year ended 9/30/2006	19.26	.78	(.23)	.55	(.74)	(.22)	(.96)	18.85	3.07	555	.95		.89		4.22
Year ended 9/30/2005	18.95	.73	.50	1.23	(.82)	(.10)	(.92)	19.26	6.51	388	.99		.95		3.75
Class F-2:
Six months ended 3/31/2010(5)	20.25	.39	(.11)	.28	(.42)	-	(.42)	20.11	1.41	440	.62	(6)	.62	(6)	3.90	(6)
Year ended 9/30/2009	18.89	.78	1.64	2.42	(1.06)	-	(1.06)	20.25	13.35	325	.66		.66		4.08
Period from 8/1/2008 to 9/30/2008	20.05	.13	(1.29)	(1.16)	-	-	-	18.89	(5.79)	28	.11		.10		.71
Class 529-A:
Six months ended 3/31/2010(5)	20.32	.36	(.11)	.25	(.39)	-	(.39)	20.18	1.25	251	.94	(6)	.94	(6)	3.58	(6)
Year ended 9/30/2009	18.93	.73	1.64	2.37	(.98)	-	(.98)	20.32	13.02	200	.94		.93		3.92
Year ended 9/30/2008	20.21	.86	(1.04)	(.18)	(1.04)	(.06)	(1.10)	18.93	(1.03)	158	.93		.88		4.29
Year ended 9/30/2007	18.97	.83	1.04	1.87	(.63)	-	(.63)	20.21	10.09	93	1.00		.95		4.30
Year ended 9/30/2006	19.38	.78	(.23)	.55	(.74)	(.22)	(.96)	18.97	3.02	57	.99		.94		4.18
Year ended 9/30/2005	19.07	.73	.50	1.23	(.82)	(.10)	(.92)	19.38	6.51	39	1.02		.97		3.72
Class 529-B:
Six months ended 3/31/2010(5)	20.21	.28	(.11)	.17	(.31)	-	(.31)	20.07	.85	22	1.74	(6)	1.74	(6)	2.77	(6)
Year ended 9/30/2009	18.78	.57	1.64	2.21	(.78)	-	(.78)	20.21	12.16	20	1.77		1.76		3.09
Year ended 9/30/2008	20.07	.69	(1.04)	(.35)	(.88)	(.06)	(.94)	18.78	(1.91)	18	1.76		1.71		3.46
Year ended 9/30/2007	18.84	.67	1.04	1.71	(.48)	-	(.48)	20.07	9.25	11	1.82		1.77		3.47
Year ended 9/30/2006	19.26	.61	(.23)	.38	(.58)	(.22)	(.80)	18.84	2.10	8	1.86		1.81		3.29
Year ended 9/30/2005	18.95	.55	.51	1.06	(.65)	(.10)	(.75)	19.26	5.55	7	1.90		1.86		2.83
Class 529-C:
Six months ended 3/31/2010(5)	20.17	.28	(.11)	.17	(.31)	-	(.31)	20.03	.88	128	1.74	(6)	1.74	(6)	2.78	(6)
Year ended 9/30/2009	18.76	.58	1.62	2.20	(.79)	-	(.79)	20.17	12.09	104	1.77		1.76		3.09
Year ended 9/30/2008	20.05	.69	(1.03)	(.34)	(.89)	(.06)	(.95)	18.76	(1.87)	83	1.75		1.70		3.47
Year ended 9/30/2007	18.83	.67	1.04	1.71	(.49)	-	(.49)	20.05	9.23	45	1.81		1.76		3.49
Year ended 9/30/2006	19.25	.62	(.24)	.38	(.58)	(.22)	(.80)	18.83	2.14	27	1.84		1.79		3.32
Year ended 9/30/2005	18.94	.56	.51	1.07	(.66)	(.10)	(.76)	19.25	5.60	19	1.88		1.84		2.85
Class 529-E:
Six months ended 3/31/2010(5)	$20.22	$.33	$(.11)	$.22	$(.36)	$-	$(.36)	$20.08	1.11%	$14	1.23	%(6)	1.23	%(6)	3.29	%(6)
Year ended 9/30/2009	18.82	.67	1.64	2.31	(.91)	-	(.91)	20.22	12.71	11	1.26		1.24		3.60
Year ended 9/30/2008	20.11	.80	(1.05)	(.25)	(.98)	(.06)	(1.04)	18.82	(1.38)	9	1.24		1.19		3.98
Year ended 9/30/2007	18.88	.77	1.04	1.81	(.58)	-	(.58)	20.11	9.77	5	1.30		1.25		4.00
Year ended 9/30/2006	19.30	.72	(.24)	.48	(.68)	(.22)	(.90)	18.88	2.64	3	1.32		1.27		3.84
Year ended 9/30/2005	18.99	.66	.51	1.17	(.76)	(.10)	(.86)	19.30	6.13	2	1.36		1.31		3.39
Class 529-F-1:
Six months ended 3/31/2010(5)	20.23	.38	(.11)	.27	(.41)	-	(.41)	20.09	1.36	22	.73	(6)	.73	(6)	3.79	(6)
Year ended 9/30/2009	18.85	.76	1.64	2.40	(1.02)	-	(1.02)	20.23	13.27	18	.76		.75		4.10
Year ended 9/30/2008	20.14	.90	(1.05)	(.15)	(1.08)	(.06)	(1.14)	18.85	(.89)	14	.73		.69		4.49
Year ended 9/30/2007	18.90	.87	1.04	1.91	(.67)	-	(.67)	20.14	10.33	9	.80		.75		4.51
Year ended 9/30/2006	19.31	.81	(.23)	.58	(.77)	(.22)	(.99)	18.90	3.19	4	.82		.77		4.35
Year ended 9/30/2005	18.98	.73	.51	1.24	(.81)	(.10)	(.91)	19.31	6.52	3	.99		.95		3.75
Class R-1:
Six months ended 3/31/2010(5)	20.15	.29	(.12)	.17	(.32)	-	(.32)	20.00	.84	19	1.68	(6)	1.68	(6)	2.84	(6)
Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	-	(.80)	20.15	12.20	17	1.69		1.68		3.17
Year ended 9/30/2008	20.03	.71	(1.03)	(.32)	(.91)	(.06)	(.97)	18.74	(1.77)	16	1.67		1.62		3.55
Year ended 9/30/2007	18.82	.68	1.04	1.72	(.51)	-	(.51)	20.03	9.30	9	1.78		1.71		3.56
Year ended 9/30/2006	19.24	.63	(.23)	.40	(.60)	(.22)	(.82)	18.82	2.22	3	1.83		1.71		3.40
Year ended 9/30/2005	18.96	.58	.49	1.07	(.69)	(.10)	(.79)	19.24	5.60	2	1.85		1.73		2.97
Class R-2:
Six months ended 3/31/2010(5)	20.15	.29	(.11)	.18	(.32)	-	(.32)	20.01	.91	153	1.75	(6)	1.66	(6)	2.86	(6)
Year ended 9/30/2009	18.74	.59	1.62	2.21	(.80)	-	(.80)	20.15	12.22	130	1.83		1.66		3.18
Year ended 9/30/2008	20.03	.71	(1.04)	(.33)	(.90)	(.06)	(.96)	18.74	(1.81)	105	1.81		1.63		3.55
Year ended 9/30/2007	18.81	.69	1.04	1.73	(.51)	-	(.51)	20.03	9.34	65	1.96		1.67		3.58
Year ended 9/30/2006	19.23	.64	(.23)	.41	(.61)	(.22)	(.83)	18.81	2.26	41	2.18		1.70		3.42
Year ended 9/30/2005	18.94	.58	.50	1.08	(.69)	(.10)	(.79)	19.23	5.68	26	2.23		1.71		2.99
Class R-3:
Six months ended 3/31/2010(5)	20.25	.33	(.11)	.22	(.36)	-	(.36)	20.11	1.11	174	1.23	(6)	1.23	(6)	3.29	(6)
Year ended 9/30/2009	18.85	.67	1.63	2.30	(.90)	-	(.90)	20.25	12.67	144	1.25		1.24		3.61
Year ended 9/30/2008	20.13	.80	(1.04)	(.24)	(.98)	(.06)	(1.04)	18.85	(1.33)	122	1.24		1.19		3.98
Year ended 9/30/2007	18.90	.77	1.04	1.81	(.58)	-	(.58)	20.13	9.74	73	1.31		1.26		4.00
Year ended 9/30/2006	19.32	.71	(.23)	.48	(.68)	(.22)	(.90)	18.90	2.68	41	1.32		1.27		3.82
Year ended 9/30/2005	18.99	.66	.50	1.16	(.73)	(.10)	(.83)	19.32	6.07	43	1.36		1.32		3.37
Class R-4:
Six months ended 3/31/2010(5)	20.26	.37	(.11)	.26	(.40)	-	(.40)	20.12	1.27	104	.89	(6)	.89	(6)	3.63	(6)
Year ended 9/30/2009	18.88	.74	1.63	2.37	(.99)	-	(.99)	20.26	13.04	94	.91		.90		3.95
Year ended 9/30/2008	20.16	.86	(1.03)	(.17)	(1.05)	(.06)	(1.11)	18.88	(1.01)	71	.91		.86		4.31
Year ended 9/30/2007	18.92	.84	1.04	1.88	(.64)	-	(.64)	20.16	10.08	32	.98		.93		4.34
Year ended 9/30/2006	19.34	.78	(.24)	.54	(.74)	(.22)	(.96)	18.92	3.04	17	.99		.94		4.17
Year ended 9/30/2005	19.03	.74	.50	1.24	(.83)	(.10)	(.93)	19.34	6.51	11	.98		.94		3.77
Class R-5:
Six months ended 3/31/2010(5)	20.29	.40	(.11)	.29	(.43)	-	(.43)	20.15	1.41	129	.60	(6)	.60	(6)	3.92	(6)
Year ended 9/30/2009	18.91	.79	1.64	2.43	(1.05)	-	(1.05)	20.29	13.40	110	.61		.60		4.31
Year ended 9/30/2008	20.19	.93	(1.04)	(.11)	(1.11)	(.06)	(1.17)	18.91	(.71)	215	.61		.56		4.62
Year ended 9/30/2007	18.95	.90	1.03	1.93	(.69)	-	(.69)	20.19	10.43	115	.67		.62		4.65
Year ended 9/30/2006	19.35	.83	(.22)	.61	(.79)	(.22)	(1.01)	18.95	3.36	62	.69		.64		4.46
Year ended 9/30/2005	19.04	.79	.50	1.29	(.88)	(.10)	(.98)	19.35	6.78	63	.69		.65		4.04
Class R-6:
Six months ended 3/31/2010(5)	20.28	.40	(.11)	.29	(.43)	-	(.43)	20.14	1.44	186	.55	(6)	.55	(6)	3.98	(6)
Period from 5/1/2009 to 9/30/2009	18.28	.33	2.06	2.39	(.39)	-	(.39)	20.28	13.16	129	.24		.24		1.71

	Six months ended March 31,	Year ended September 30
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	30%	106%	87%	76%	91%	72%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                                 unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009, through March 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2009	Ending account value 3/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,012.68	$4.52	.90%
Class A -- assumed 5% return	1,000.00	1,020.44	4.53	.90
Class B -- actual return	1,000.00	1,008.94	8.26	1.65
Class B -- assumed 5% return	1,000.00	1,016.70	8.30	1.65
Class C -- actual return	1,000.00	1,008.52	8.41	1.68
Class C -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class F-1 -- actual return	1,000.00	1,012.78	4.47	.89
Class F-1 -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class F-2 -- actual return	1,000.00	1,014.11	3.11	.62
Class F-2 -- assumed 5% return	1,000.00	1,021.84	3.13	.62
Class 529-A -- actual return	1,000.00	1,012.49	4.72	.94
Class 529-A -- assumed 5% return	1,000.00	1,020.24	4.73	.94
Class 529-B -- actual return	1,000.00	1,008.50	8.71	1.74
Class 529-B -- assumed 5% return	1,000.00	1,016.26	8.75	1.74
Class 529-C -- actual return	1,000.00	1,008.75	8.71	1.74
Class 529-C -- assumed 5% return	1,000.00	1,016.26	8.75	1.74
Class 529-E -- actual return	1,000.00	1,011.11	6.17	1.23
Class 529-E -- assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class 529-F-1 -- actual return	1,000.00	1,013.60	3.66	.73
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-1 -- actual return	1,000.00	1,008.38	8.41	1.68
Class R-1 -- assumed 5% return	1,000.00	1,016.55	8.45	1.68
Class R-2 -- actual return	1,000.00	1,009.06	8.31	1.66
Class R-2 -- assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class R-3 -- actual return	1,000.00	1,011.11	6.17	1.23
Class R-3 -- assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-4 -- actual return	1,000.00	1,012.70	4.47	.89
Class R-4 -- assumed 5% return	1,000.00	1,020.49	4.48	.89
Class R-5 -- actual return	1,000.00	1,014.15	3.01	.60
Class R-5 -- assumed 5% return	1,000.00	1,021.94	3.02	.60
Class R-6 -- actual return	1,000.00	1,014.43	2.76	.55
Class R-6 -- assumed 5% return	1,000.00	1,022.19	2.77	.55

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for the period from November 1, 2010 through March 31, 2011. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing over the long term a high level of total return consistent with prudent investment management. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns			10 years1/
for periods ended March 31, 2010:	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	10.42%	4.09%	6.69%
Not reflecting CDSC	15.42	4.43	6.69

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	14.34	4.38	6.96
Not reflecting CDSC	15.34	4.38	6.96

Class F-1 shares3 — first sold 3/16/01
Not reflecting annual asset-based fee charged by
sponsoring firm	16.30	5.23	7.88

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	16.57	—	4.91

Class 529-A shares4 — first sold 2/15/02
Reflecting 3.75% maximum sales charge	11.85	4.37	8.09
Not reflecting maximum sales charge	16.19	5.17	8.60

Class 529-B shares2,4 — first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	10.33	3.97	7.74
Not reflecting CDSC	15.33	4.31	7.74

Class 529-C shares4 — first sold 2/28/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	14.29	4.32	7.75
Not reflecting CDSC	15.29	4.32	7.75

Class 529-E shares3,4 — first sold 5/16/02	15.87	4.84	8.10

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	16.44	5.37	8.24

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	470,947,894
Total shares voting on November 24, 2009:	336,461,018	(71.4% of shares outstanding)

Election of board members

		Percent of		Percent of
		shares	Votes	shares
Director*	Votes for	voting for	withheld	withheld

Lee A. Ault III	328,513,048	97.6%	7,947,970	2.4%
William H. Baribault	328,549,715	97.6	7,911,303	2.4
Mark H. Dalzell	328,575,273	97.7	7,885,745	2.3
James G. Ellis	328,577,288	97.7	7,883,730	2.3
Martin Fenton	328,541,940	97.6	7,919,078	2.4
Leonard R. Fuller	328,537,438	97.6	7,923,580	2.4
Paul G. Haaga, Jr.	328,570,026	97.7	7,890,992	2.3
W. Scott Hedrick	328,521,803	97.6	7,939,215	2.4
R. Clark Hooper	328,518,397	97.6	7,942,621	2.4
Merit E. Janow	328,531,553	97.6	7,929,465	2.4
Laurel B. Mitchell	328,566,519	97.7	7,894,499	2.3
Frank M. Sanchez	328,562,664	97.7	7,898,354	2.3
Margaret Spellings	328,552,985	97.6	7,908,033	2.4
Steadman Upham	328,537,088	97.6	7,923,930	2.4

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining†	Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	245,229,620	52.1%	5,693,411	1.2%	85,537,987	18.2%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining†	Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	244,736,167	72.7%	6,249,986	1.9%	85,474,865	25.4%
Issuance of senior securities	244,483,467	72.7	6,392,760	1.9	85,584,791	25.4
Underwriting	244,873,228	72.7	5,908,490	1.8	85,679,300	25.5
Investments in real estate or commodities	244,328,645	72.6	6,514,889	2.0	85,617,484	25.4
Lending	244,271,738	72.6	6,565,614	2.0	85,623,666	25.4
Industry concentration	245,006,336	72.8	5,755,481	1.7	85,699,201	25.5
Elimination of certain policies	243,797,465	72.4	6,664,877	2.0	85,998,676	25.6

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund's day-to-day investment management without additional shareholder approval	242,683,465	72.1	7,948,926	2.4	85,828,627	25.5

To approve amendments to the fund's Investment Advisory and Service Agreement with CRMC	243,334,403	72.3	7,010,110	2.1	86,116,505	25.6

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	240,590,975	71.5	9,438,942	2.8	86,431,101	25.7

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2010, portfolio of Capital World Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
>Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-931-0510P

Litho in USA WG/B/8098-S20712

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

March 31, 2010
  unaudited

Bonds & notes — 94.67%	Principal amount (000)	Value (000)

EUROS — 28.02%
German Government 5.00% 2012	€26,060	US$ 38,319
German Government 3.75% 2013	470	681
German Government 4.50% 2013	31,486	46,282
German Government 4.25% 2014	33,910	50,211
German Government 3.25% 2015	15,955	22,661
German Government, Series 4, 3.75% 2015	20,425	29,689
German Government 1.50% 20161	20,038	28,828
German Government, Series 6, 4.00% 2016	46,355	68,164
German Government 3.75% 2017	32,500	47,050
German Government 4.25% 2017	44,300	65,944
German Government, Series 7, 4.00% 2018	85,070	124,416
German Government, Series 8, 4.25% 2018	89,155	132,417
German Government 3.75% 2019	48,185	68,967
German Government 6.25% 2024	51,396	90,356
German Government 5.625% 2028	34,025	57,106
German Government 6.25% 2030	8,090	14,642
German Government 5.50% 2031	33,275	55,717
German Government 4.75% 2034	10,355	15,958
Greek Government 5.50% 2014	48,050	63,557
Greek Government 6.10% 2015	49,840	67,553
Greek Government 6.00% 2019	145,640	190,841
French Government O.A.T. Eurobond 3.00% 20121	18,528	27,319
French Government B.T.A.N. Eurobond 4.50% 2013	38,000	56,138
French Government O.A.T. Eurobond 4.00% 2014	15,560	22,725
French Government O.A.T. Eurobond 4.00% 2018	46,685	67,355
French Government O.A.T. Eurobond 2.25% 20201	16,187	24,022
French Government O.A.T. Eurobond 6.00% 2025	20,415	34,593
French Government O.A.T. Eurobond 3.15% 20321	3,129	5,535
Netherlands Government Eurobond 4.25% 2013	22,575	33,170
Netherlands Government Eurobond 4.50% 2017	61,045	91,428
Netherlands Government Eurobond 4.00% 2018	12,360	17,882
Netherlands Government Eurobond 4.00% 2019	7,410	10,717
Netherlands Government Eurobond 7.50% 2023	5,825	11,120
Netherlands Government Eurobond 5.50% 2028	6,800	11,224
Italian Government 3.75% 2011	6,695	9,278
Italian Government 1.85% 20121	8,576	12,165
Italian Government 3.75% 2013	10,000	14,266
Italian Government 2.15% 20141	8,762	12,643
Italian Government 2.10% 20171	9,459	13,441
Italian Government 4.50% 2019	63,250	91,240
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 20132	25,500	37,081
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 20162	60,700	88,122
Irish Government 5.00% 2013	25,000	36,482
Irish Government 4.00% 2014	43,035	60,740
Irish Government 4.40% 2019	7,790	10,631
Dexia Municipal Agency 4.50% 20172	65,925	95,542
Spanish Government 3.30% 2014	36,175	50,497
Spanish Government 4.60% 2019	20,000	28,987
KfW 4.375% 2013	37,500	55,060
Royal Bank of Scotland Group PLC 5.25% 2013	2,500	3,537
Royal Bank of Scotland PLC 6.00% 2013	960	1,375
Royal Bank of Scotland PLC, Series 845, 4.875% 2015	1,000	1,370
Royal Bank of Scotland PLC 4.35% 2017	1,500	1,849
Royal Bank of Scotland PLC 6.934% 2018	30,955	43,222
Royal Bank of Scotland PLC 4.625% 20213	1,500	1,690
European Investment Bank 4.375% 2013	12,100	17,728
European Investment Bank 4.25% 2014	5,475	8,087
European Investment Bank 4.75% 2017	16,025	24,309
Allied Irish Banks, PLC 12.50% 2019	26,330	42,096
Barclays Bank PLC 6.00% 2018	3,000	4,371
Barclays Bank PLC 4.00% 20192	17,900	24,573
Barclays Bank PLC 4.50% 20193	4,500	6,234
Standard Chartered Bank 5.875% 2017	23,250	34,328
Schering-Plough Corp. 5.375% 2014	22,230	33,408
HSBC Holdings PLC 4.50% 2014	1,000	1,442
HSBC Holdings PLC 6.25% 2018	5,000	7,676
HSBC Holdings PLC 6.00% 2019	14,100	21,163
PLD International Finance LLC 4.375% 2011	21,400	29,683
Bayerische Hypo- und Vereinsbank AG 6.625% 2010	4,000	5,530
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	750	1,105
UniCredito Italiano SpA 3.95% 2016	2,000	2,679
UniCredito Italiano SpA, Series 172, 4.125% 20163	460	634
UniCredito Italiano SpA 5.75% 2017	11,000	16,056
UniCredit SpA 6.70% 2018	2,100	3,045
Koninklijke KPN NV 6.50% 2016	3,850	6,017
Koninklijke KPN NV 4.75% 2017	14,750	21,080
Gaz Capital SA 5.875% 2015	7,500	10,773
Gaz Capital SA 5.875% 2015	2,000	2,873
Gaz Capital SA, Series 13, 6.605% 2018	8,125	11,661
France Télécom 7.25% 2013	2,750	4,233
France Télécom 5.625% 2018	12,775	19,664
Veolia Environnement 4.875% 2013	1,925	2,796
Veolia Environnement 4.375% 2017	5,200	7,363
Veolia Environnement 6.125% 2033	7,915	12,211
Volvo Treasury AB 5.00% 2017	14,940	20,192
Belgium (Kingdom of), Series 54, 4.00% 2014	2,110	3,077
Belgium (Kingdom of), Series 43, 4.25% 2014	11,260	16,592
Finland (Republic of) 5.75% 2011	500	707
Finland (Republic of) 5.375% 2013	6,880	10,418
Finland (Republic of) 3.875% 2017	5,890	8,469
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	11,900	16,324
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	1,500	2,058
Société Générale 5.625% 2012	2,000	2,888
Société Générale 5.25% 2013	1,750	2,576
Société Générale 6.125% 2018	2,000	3,103
Société Générale 4.50% 20193	1,640	2,350
Société Générale 6.999% (undated)3	3,000	3,948
Société Générale 9.375% (undated)3	1,500	2,321
Northern Rock PLC, Series 7, 4.125% 20172	13,100	16,984
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	12,060	16,720
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	16,525
Zurich Finance (USA), Inc., Series 16, 6.50% 2015	800	1,246
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	9,575	14,002
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	1,046
CRH Finance BV 7.375% 20143	9,825	15,277
Olivetti Finance NV 7.25% 2012	1,730	2,572
Telecom Italia SpA and Telecom Italia Finance SA, 8.25% 2016	2,000	3,305
Telecom Italia SpA 7.75% 2033	5,090	8,189
Bank of Scotland PLC 5.625% 2013	6,100	8,756
HBOS PLC 4.375% 20193	885	1,049
Lloyds TSB Bank PLC 5.375% 2019	3,000	4,107
Munich Re Finance BV 6.75% 20233	5,750	8,550
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 5.767% (undated)3	3,800	4,954
Banque Centrale de Tunisie 4.75% 2011	3,750	5,265
Banque Centrale de Tunisie 4.75% 2011	3,100	4,352
Banque Centrale de Tunisie 6.25% 2013	1,350	1,970
NGG Finance PLC 6.125% 2011	2,000	2,873
National Grid Transco PLC 4.375% 2020	6,000	8,322
Polish Government 5.875% 2014	6,750	10,162
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,983
Canadian Government 3.50% 2020	7,000	9,707
Austrian Government, Series 2, 4.65% 2018	6,300	9,457
AXA 6.75% 20203	2,200	3,070
AXA, Series 21, 5.777% (undated)3	4,700	6,013
Rheinische Hypothekenbank Eurobond 4.50% 20132	6,000	8,704
Bouygues SA 4.375% 2014	5,945	8,549
Wal-Mart Stores, Inc. 4.875% 2029	6,000	8,422
Metro Finance BV 4.625% 2011	5,980	8,359
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,982
Resona Bank, Ltd. 3.75% 20153	5,565	7,532
Skandinaviska Enskilda 5.50% 2014	5,000	7,324
AT&T Inc. 6.125% 2015	4,000	6,156
Croatian Government 5.00% 2014	4,215	6,017
Province De Québec 3.375% 2016	4,250	5,878
FCE Bank PLC 7.125% 2013	4,000	5,575
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,302
AstraZeneca PLC 4.625% 2010	3,600	4,967
Edcon (Proprietary) Ltd. 3.90% 20143	2,500	2,613
Edcon (Proprietary) Ltd. 3.90% 20143	2,000	2,091
Santander Issuances, SA Unipersonal 5.435% 20173	3,250	4,613
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,256
Centrica plc 7.125% 2013	2,500	3,907
Roche Holdings, Inc. 5.625% 2016	2,500	3,843
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,669
Novartis Finance SA, 4.25% 2016	2,500	3,620
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,261
Verizon Communications Inc. 8.75% 2015	1,850	3,223
Delhaize Group 5.625% 2014	2,000	2,950
NXP BV and NXP Funding LLC 3.434% 20133	1,000	1,252
NXP BV and NXP Funding LLC 8.625% 2015	1,300	1,654
E.ON International Finance BV 5.125% 2012	1,955	2,862
Bulgaria (Republic of) 7.50% 2013	1,638	2,452
Bulgaria (Republic of) 7.50% 2013	250	374
Fortum Oyj 4.625% 2010	1,590	2,195
UPC Germany GmbH 9.625% 2019	1,400	1,989
ENEL SpA 5.625% 2027	1,250	1,864
Tesco PLC 4.75% 2010	1,205	1,632
Smurfit Kappa Acquisition 7.25% 2017	225	315
Smurfit Kappa Acquisition 7.75% 2019	910	1,288
Bank of Tokyo-Mitsubishi, Ltd., Series 13, 3.50% 20153	1,100	1,492
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 0.943% 20163	2,650	1,416
Aviva PLC 5.75% 20213	1,000	1,374
Edison SpA 5.125% 2010	750	1,041
International Endesa BV 5.375% 2013	400	589
Rockwood Specialties Group, Inc. 7.625% 2014	90	125
		3,186,829

JAPANESE YEN — 6.13%
Japanese Government 1.10% 2011	¥90,000	973
Japanese Government 1.40% 2012	2,926,000	32,093
Japanese Government 0.70% 2013	15,510,000	168,218
Japanese Government, Class 4, 0.50% 20151	1,711,950	17,319
Japanese Government 1.30% 2015	26,120,000	289,663
Japanese Government 1.70% 2016	2,708,700	30,621
Japanese Government 2.00% 2016	2,465,000	28,436
Japanese Government 1.20% 20171	4,260,735	43,960
Japanese Government 1.20% 20171	1,297,740	13,404
Japanese Government 1.70% 2017	795,000	8,953
Japanese Government 1.50% 2018	311,550	3,429
Japanese Government 2.30% 2035	2,870,000	30,815
Japanese Government 2.40% 2038	1,218,950	13,345
European Investment Bank 1.40% 2017	721,700	7,939
KfW 1.35% 2014	716,000	7,935
		697,103

POLISH ZLOTY — 3.89%
Polish Government, Series 1013, 5.00% 2013	PLN105,700	37,366
Polish Government, Series 0413, 5.25% 2013	227,050	81,179
Polish Government, Series 0414, 5.75% 2014	513,700	185,554
Polish Government, Series 1017, 5.25% 2017	394,090	138,251
		442,350

SOUTH KOREAN WON — 3.17%
South Korean Government, Series 1012, 5.75% 2010	KRW 6,915,000	6,248
South Korean Government, Series 1303, 5.25% 2013	5,665,000	5,197
South Korean Government, Series 1309, 5.75% 2013	55,000,000	51,272
South Korean Government 4.25% 2014	41,330,000	36,396
South Korean Government 4.75% 2014	41,800,000	37,697
South Korean Government 5.00% 2014	56,686,500	51,256
South Korean Government, Series 1503, 4.50% 2015	10,349,000	9,148
South Korean Government 5.25% 2015	52,573,000	48,005
South Korean Government 5.50% 2017	90,855,550	84,149
South Korean Government 5.75% 2018	32,900,000	30,719
		360,087

MEXICAN PESOS — 2.38%
United Mexican States Government, Series M, 7.50% 2012	MXN390,000	32,739
United Mexican States Government, Series MI10, 9.50% 2014	729,763	65,706
United Mexican States Government, Series M10, 8.00% 2015	551,200	46,580
United Mexican States Government, Series M10, 7.25% 2016	431,000	34,932
United Mexican States Government, Series M10, 7.75% 2017	628,400	51,907
United Mexican States Government, Series M20, 10.00% 2024	119,900	11,448
United Mexican States Government, Series M30, 10.00% 2036	281,000	26,823
América Móvil, SAB de CV 8.46% 2036	15,000	1,040
		271,175

BRITISH POUNDS — 2.02%
United Kingdom 4.25% 2011	£10,000	15,695
United Kingdom 2.75% 2015	24,800	37,754
United Kingdom 2.50% 20161	7,469	13,160
United Kingdom 3.75% 2019	12,970	19,430
United Kingdom 4.50% 2019	16,300	25,998
United Kingdom 2.50% 20201	5,351	9,697
United Kingdom 4.75% 2020	17,980	29,014
United Kingdom 6.00% 2028	6,350	11,616
United Kingdom 4.75% 2030	9,870	15,528
RSA Insurance Group PLC 9.375% 20393	3,598	6,659
RSA Insurance Group PLC 8.50% (undated)3	6,585	10,747
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	7,600	11,946
AXA SA 6.667% (undated)3	3,700	5,183
Generali Finance B.V. 6.214% (undated)3	3,200	4,432
Tesco PLC 5.50% 2033	2,640	3,960
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,517
HSBC Holdings PLC 6.375% 20223	2,000	3,239
Wal-Mart Stores, Inc. 5.625% 2034	950	1,536
General Electric Capital Corp. 5.625% 2031	750	1,108
		230,219

CANADIAN DOLLARS — 1.83%
Canadian Government 5.50% 2010	$ C12,255	12,172
Canadian Government 5.25% 2012	5,500	5,812
Canadian Government 2.00% 2014	73,225	69,681
Canadian Government 4.50% 2015	46,800	49,696
Canadian Government 4.25% 2018	11,450	11,943
Canadian Government 4.524% 20211	8,408	10,898
Canadian Government 5.75% 2029	2,250	2,717
Province of Ontario, Series HC, 9.50% 2022	2,000	2,893
Province of Ontario 4.60% 2039	5,000	4,799
Canadian Imperial Bank 5.00% 2012	4,000	4,168
Hydro One Inc. 5.49% 2040	4,000	4,012
Rogers Communications Inc. 5.80% 2016	3,500	3,751
Province of Manitoba 4.25% 2018	3,500	3,516
Province De Québec 9.375% 2023	2,000	2,860
Wells Fargo & Co. 6.05% 2012	2,000	2,123
Bank of Nova Scotia 5.04% 2013	2,000	2,094
Toronto-Dominion Bank 4.854% 2013	2,000	2,087
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,085
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	1,930
Thomson Reuters Corp. 5.70% 2015	1,750	1,893
Bank of Montreal 5.18% 2015	1,750	1,867
Royal Bank of Canada 5.20% 2012	1,750	1,836
Canada Housing Trust 4.10% 2018	1,500	1,517
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,314
Province of New Brunswick 6.75% 2017	750	871
		208,535

MALAYSIAN RINGGITS — 1.57%
Malaysian Government, Series 5, 3.718% 2012	MYR 43,400	13,519
Malaysian Government, Series 204, 5.094% 2014	96,630	31,406
Malaysian Government, Series 409, 3.741% 2015	103,500	31,839
Malaysian Government, Series 0110, 3.835% 2015	101,355	31,231
Malaysian Government, Series 2/7, 3.814% 2017	159,605	48,575
Malaysian Government, Series 210, 4.012% 2017	35,000	10,744
Malaysian Government, Series 2/3, 4.24% 2018	35,000	10,885
		178,199

AUSTRALIAN DOLLARS — 1.49%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A42,267	38,855
Queensland Treasury Corp., Series 17, 6.00% 2017	75,100	68,923
New South Wales Treasury Corp., Series 12, 6.00% 2012	11,350	10,556
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	15,318
New South Wales Treasury Corp., Series 17, 5.50% 2017	10,000	8,933
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	12,000	10,988
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	10,000	8,848
European Investment Bank 6.125% 2017	6,250	5,668
Countrywide Financial Corp. 6.25% 2010	2,000	1,835
		169,924

DANISH KRONER — 1.18%
Nykredit 4.00% 20352	DKr163,869	28,723
Nykredit 5.00% 20382	288,463	53,446
Nykredit 6.00% 20382	89,244	16,955
Nykredit 6.00% 20382	7,860	1,489
Nykredit 6.00% 20412	7,775	1,471
Kingdom of Denmark 4.00% 2012	90,000	17,393
Kingdom of Denmark 5.00% 2013	67,170	13,497
Realkredit Danmark, interest only, 6.00% 20382	7,381	1,399
		134,373

BRAZILIAN REAIS — 1.16%
Brazilian Treasury Bill 6.00% 20101	BRL 15,063	8,523
Brazilian Treasury Bill 6.00% 20121	33,893	19,170
Brazil (Federal Republic of) 10.00% 2012	20,000	10,959
Brazil (Federal Republic of) 10.00% 2017	167,620	84,601
Brazil (Federal Republic of) Global 12.50% 2022	3,500	2,306
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,343
		131,902

SWEDISH KRONOR — 1.12%
Swedish Government 5.25% 2011	SKr158,650	23,038
Swedish Government 1.069% 20121	66,312	9,517
Swedish Government 4.00% 20122	172,000	24,933
Swedish Government 6.75% 2014	22,080	3,616
Swedish Government 4.50% 2015	302,025	46,209
Swedish Government 5.00% 2020	72,640	11,745
Nordea Hypotek AB 4.00% 20122	60,000	8,700
		127,758

TURKISH LIRAS — 0.97%
Turkey (Republic of) 10.00% 20121	TRY84,655	65,872
Turkey (Republic of) 16.00% 2012	13,000	9,653
Turkey (Republic of) 16.00% 2013	8,700	6,724
Turkey (Republic of) 11.00% 2014	41,500	28,047
		110,296

NORWEGIAN KRONER — 0.89%
Norwegian Government 6.50% 2013	NKr399,750	74,944
Norwegian Government 4.25% 2017	118,150	20,884
KfW 5.00% 2015	30,500	5,429
		101,257

SINGAPORE DOLLARS — 0.74%
Singapore (Republic of) 3.125% 2011	$ S17,600	12,878
Singapore (Republic of) 3.75% 2016	90,860	71,534
		84,412

ISRAELI SHEKELS — 0.64%
Israeli Government 4.50% 2015	ILS 21,050	5,838
Israeli Government 6.50% 2016	50,300	15,223
Israeli Government 5.50% 2017	179,720	51,674
		72,735

THAI BAHT — 0.63%
Thai Government 1.75% 2011	THB 386,000	11,945
Thai Government 5.375% 2011	96,000	3,135
Thai Government 5.25% 2014	402,500	13,453
Thai Government 3.625% 2015	1,370,625	42,647
		71,180

HUNGARIAN FORINTS — 0.52%
Hungarian Government, Series 14-C, 5.50% 2014	HUF6,061,430	30,365
Hungarian Government, Series 15-A, 8.00% 2015	5,154,800	28,271
		58,636

INDONESIAN RUPIAH — 0.40%
Indonesia (Republic of) 11.00% 2012	IDR 53,290,000	6,347
Indonesia (Republic of) 12.50% 2013	113,803,000	14,098
Indonesia (Republic of) 14.275% 2013	27,430,000	3,633
Indonesia (Republic of) 11.25% 2014	16,490,000	2,024
Indonesia (Republic of) 10.75% 2016	158,000,000	19,358
		45,460

EGYPTIAN POUNDS — 0.25%
Egypt (Arab Republic of) 9.10% 2010	EGP39,650	7,224
Egypt (Arab Republic of) 9.10% 2010	1,955	357
Egypt (Arab Republic of) 11.50% 2011	5,865	1,102
Egypt (Arab Republic of) 9.10% 2012	82,870	15,085
Egypt (Arab Republic of) 9.20% 2014	8,925	1,614
Egypt (Arab Republic of) 11.625% 2014	12,535	2,454
		27,836

DOMINICAN PESOS — 0.04%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP122,949	3,218
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	37,704	987
		4,205

ARGENTINE PESOS — 0.04%
Argentina (Republic of) 5.83% 20331,2,5	ARS 6,981	983
Argentina (Republic of) GDP-Linked 2035	40,842	710
Argentina (Republic of) 0.63% 20381,2	77,337	2,379
		4,072

U.S. DOLLARS — 35.59%
U.S. Treasury 5.75% 2010	US$ 6,500	6,635
U.S. Treasury 1.75% 20116	47,060	47,774
U.S. Treasury 2.375% 20111	25,030	25,855
U.S. Treasury 4.625% 2011	30,000	31,958
U.S. Treasury 3.00% 20121	18,015	19,421
U.S. Treasury 1.875% 20131	35,390	37,458
U.S. Treasury 2.00% 2013	18,370	18,404
U.S. Treasury 2.75% 2013	44,000	45,282
U.S. Treasury 3.375% 2013	4,550	4,789
U.S. Treasury 3.625% 2013	4,200	4,456
U.S. Treasury 2.00% 20141	18,310	19,456
U.S. Treasury 1.875% 20151	27,792	29,415
U.S. Treasury 4.00% 2015	12,715	13,615
U.S. Treasury 4.25% 2015	16,750	18,087
U.S. Treasury 2.375% 2016	15,500	14,994
U.S. Treasury 3.125% 2016	75,000	74,751
U.S. Treasury 3.25% 2016	135,500	135,696
U.S. Treasury 3.25% 2016	44,250	44,812
U.S. Treasury 5.125% 2016	83,250	93,445
U.S. Treasury 7.50% 2016	61,850	78,149
U.S. Treasury 2.375% 20171	25,194	27,248
U.S. Treasury 4.75% 2017	5,375	5,880
U.S. Treasury 8.875% 2017	8,660	11,829
U.S. Treasury 1.375% 20181	9,726	9,753
U.S. Treasury 1.625% 20181	10,497	10,762
U.S. Treasury 3.75% 2018	11,500	11,589
U.S. Treasury 3.875% 2018	19,000	19,481
U.S. Treasury 3.125% 2019	128,750	122,634
U.S. Treasury 3.625% 2019	22,020	21,754
U.S. Treasury 2.00% 20261	26,188	26,160
U.S. Treasury 5.25% 2029	37,525	40,847
U.S. Treasury 3.375% 20321	806	982
U.S. Treasury 3.50% 2039	4,000	3,238
U.S. Treasury 4.50% 2039	45,750	44,188
U.S. Treasury 4.625% 2040	34,000	33,511
Fannie Mae 5.00% 20172	603	643
Fannie Mae 4.00% 20242	22,602	22,965
Fannie Mae 4.00% 20242	5,354	5,442
Fannie Mae 4.50% 20242	11,093	11,526
Fannie Mae 4.50% 20242	7,431	7,722
Fannie Mae 4.50% 20242	1,168	1,213
Fannie Mae 4.50% 20242	1,167	1,212
Fannie Mae 4.50% 20242	1,052	1,093
Fannie Mae 4.50% 20252	19,190	19,910
Fannie Mae, Series 2001-4, Class GA, 9.969% 20252,3	15	17
Fannie Mae 6.00% 20262	863	926
Fannie Mae 5.50% 20342	793	840
Fannie Mae 4.50% 20352	1,905	1,926
Fannie Mae 5.50% 20352	4,725	4,999
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	4,847	3,971
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20362	3,808	3,197
Fannie Mae 6.00% 20362	11,077	11,757
Fannie Mae 6.00% 20362	2,562	2,723
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	1,197	1,298
Fannie Mae 6.50% 20362	4,557	4,857
Fannie Mae 5.00% 20372	1,380	1,424
Fannie Mae 5.50% 20372	587	620
Fannie Mae 6.00% 20372	6,354	6,761
Fannie Mae 6.50% 20372	4,021	4,337
Fannie Mae 6.50% 20372	2,734	2,962
Fannie Mae 6.50% 20372	1,044	1,126
Fannie Mae 4.50% 20382	5,210	5,227
Fannie Mae 5.309% 20382,3	10,440	11,042
Fannie Mae 5.50% 20382	14,600	15,400
Fannie Mae 5.50% 20382	9,789	10,326
Fannie Mae 5.50% 20382	7,841	8,289
Fannie Mae 5.50% 20382	7,411	7,834
Fannie Mae 5.50% 20382	6,067	6,413
Fannie Mae 6.00% 20382	32,904	35,012
Fannie Mae 6.00% 20382	12,364	13,104
Fannie Mae 6.00% 20382	4,714	4,997
Fannie Mae 6.50% 20382	12,330	13,298
Fannie Mae 6.50% 20382	6,738	7,267
Fannie Mae 3.611% 20392,3	3,437	3,538
Fannie Mae 3.614% 20392,3	1,505	1,551
Fannie Mae 3.623% 20392,3	2,579	2,656
Fannie Mae 3.652% 20392,3	1,003	1,033
Fannie Mae 3.763% 20392,3	1,729	1,787
Fannie Mae 3.782% 20392,3	1,493	1,536
Fannie Mae 3.831% 20392,3	1,349	1,397
Fannie Mae 3.842% 20392,3	789	817
Fannie Mae 3.884% 20392,3	974	1,009
Fannie Mae 3.91% 20392,3	1,356	1,406
Fannie Mae 3.946% 20392,3	1,177	1,221
Fannie Mae 3.951% 20392,3	958	994
Fannie Mae 6.50% 20392	3,990	4,303
Fannie Mae 3.62% 20402,3	1,009	1,039
Fannie Mae 5.00% 20402	39,440	40,531
Fannie Mae 6.50% 20472	3,550	3,785
Fannie Mae 6.50% 20472	2,102	2,241
Fannie Mae 6.50% 20472	918	979
Fannie Mae 7.00% 20472	1,591	1,724
Fannie Mae 6.50% 20482	7,187	7,662
Freddie Mac 4.00% 20252	11,251	11,437
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	5,290	4,329
Freddie Mac, Series 3171, Class MO, principal only, 0% 20362	4,905	4,074
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	1,476	1,210
Freddie Mac 6.00% 20372	8,309	8,952
Freddie Mac 5.458% 20382,3	8,109	8,524
Freddie Mac 5.50% 20382	6,543	6,912
Freddie Mac 5.50% 20382	1,558	1,646
Freddie Mac 6.00% 20382	3,793	4,075
Freddie Mac 6.00% 20382	3,661	3,934
Freddie Mac 6.00% 20382	1,387	1,488
Freddie Mac 6.00% 20382	729	784
Freddie Mac 3.598% 20392,3	643	657
Freddie Mac 3.759% 20392,3	981	1,012
Freddie Mac 3.842% 20392,3	874	903
Freddie Mac 5.50% 20402	13,796	14,570
Korea Development Bank 5.30% 2013	17,100	17,910
Korea Development Bank 8.00% 2014	33,130	38,016
Anheuser-Busch InBev NV 3.625% 20154	5,100	5,153
Anheuser-Busch InBev NV 6.875% 20194	22,850	26,283
Anheuser-Busch InBev NV 7.75% 20194	9,595	11,431
Anheuser-Busch InBev NV 5.375% 2020	5,600	5,788
Hungarian Government 6.25% 2020	44,225	47,219
Abbey National Treasury Services PLC 3.875% 20144	23,810	23,700
Santander Issuances, SA Unipersonal 6.50% 20193,4	21,600	22,733
UBS AG 3.875% 2015	16,980	16,769
UBS AG 5.875% 2017	23,250	24,116
HBOS PLC 6.75% 20184	32,690	30,081
Lloyds TSB Bank PLC 5.80% 20204	3,500	3,421
HBOS PLC 6.00% 20334	7,700	5,853
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,122
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,900	6,105
Société Générale 5.75% 20164	22,220	23,620
Polish Government 6.375% 2019	30,080	33,104
Turkey (Republic of) 6.75% 2018	3,000	3,285
Turkey (Republic of) 7.00% 2019	3,500	3,881
Turkey (Republic of) 7.50% 2019	5,000	5,725
Turkey (Republic of) 8.00% 2034	4,200	4,846
Turkey (Republic of) 6.75% 2040	15,500	15,306
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	19,172
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	1,800	1,865
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	11,200	11,715
Telecom Italia Capital SA, Series B, 5.25% 2013	6,550	6,866
Telecom Italia Capital SA 4.95% 2014	9,175	9,421
Telecom Italia Capital SA 6.999% 2018	13,050	14,136
Telecom Italia Capital SA 7.20% 2036	1,000	1,013
South Africa (Republic of) 6.875% 2019	18,510	20,754
South Africa (Republic of) 5.50% 2020	10,150	10,328
Croatian Government 6.75% 20194	21,100	23,261
Croatian Government 6.75% 2019	6,000	6,614
Barclays Bank PLC 2.50% 2013	6,480	6,492
Barclays Bank PLC 3.90% 2015	9,605	9,638
Barclays Bank PLC 6.05% 20174	9,755	10,075
Barclays Bank PLC 5.125% 2020	3,500	3,458
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,250	29,585
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,066
Comcast Corp. 5.30% 2014	3,000	3,228
Comcast Corp. 6.30% 2017	3,000	3,310
Comcast Corp. 5.70% 2018	1,450	1,540
Comcast Corp. 5.875% 2018	11,790	12,620
Comcast Corp. 6.95% 2037	5,035	5,464
Comcast Corp. 6.40% 2038	1,750	1,782
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,339
GlaxoSmithKline Capital Inc. 5.65% 2018	19,235	20,920
CEMEX Finance LLC 9.50% 2016	9,925	10,322
CEMEX Finance LLC 9.50% 20164	2,200	2,288
C5 Capital (SPV) Ltd. 6.196% (undated)3,4	1,600	1,122
C8 Capital (SPV) Ltd. 6.64% (undated)3	3,475	2,423
C8 Capital (SPV) Ltd. 6.64% (undated)3,4	1,100	767
C10 Capital (SPV) Ltd. 6.722% (undated)3	5,605	3,991
C10 Capital (SPV) Ltd. 6.722% (undated)3,4	5,270	3,752
Deutsche Telekom International Finance BV 5.875% 2013	6,230	6,799
Deutsche Telekom International Finance BV 5.75% 2016	2,825	3,041
Deutsche Telekom International Finance BV 6.75% 2018	12,500	14,028
Roche Holdings Inc. 4.50% 20124	1,875	1,985
Roche Holdings Inc. 5.00% 20144	4,000	4,333
Roche Holdings Inc. 6.00% 20194	12,520	13,889
Roche Holdings Inc. 7.00% 20394	3,040	3,629
E.ON International Finance BV 5.80% 20184	19,030	20,610
E.ON International Finance BV 6.65% 20384	2,500	2,814
UniCredito Italiano SpA 6.00% 20174	14,075	14,324
HVB Funding Trust I 8.741% 20314	7,095	6,971
HVB Funding Trust III 9.00% 20314	1,810	1,787
Simon Property Group, LP 6.75% 2014	4,025	4,408
Simon Property Group, LP 4.20% 2015	3,125	3,136
Simon Property Group, LP 5.25% 2016	3,990	3,960
Simon Property Group, LP 5.875% 2017	1,850	1,914
Simon Property Group, LP 6.125% 2018	3,850	3,989
Simon Property Group, LP 10.35% 2019	4,250	5,352
Veolia Environnement 5.25% 2013	5,605	6,021
Veolia Environnement 6.00% 2018	15,075	16,151
Iberdrola Finance Ireland 3.80% 20144	5,760	5,798
Scottish Power PLC 5.375% 2015	12,700	13,514
Scottish Power PLC 5.81% 2025	2,500	2,431
Volvo Treasury AB 5.95% 20154	20,430	20,839
Verizon Communications Inc. 3.75% 2011	6,870	7,086
Verizon Communications Inc. 5.50% 2017	1,750	1,869
Verizon Communications Inc. 8.50% 2018	5,750	7,186
Verizon Communications Inc. 6.35% 2019	2,340	2,595
Verizon Communications Inc. 8.95% 2039	1,500	2,040
Vodafone Group PLC 5.00% 2015	7,500	7,944
Vodafone Group PLC 5.625% 2017	11,850	12,699
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,760
Countrywide Financial Corp., Series B, 5.80% 2012	1,420	1,510
Bank of America Corp. 5.75% 2017	11,995	12,317
ProLogis 7.625% 2014	3,765	4,120
ProLogis 5.625% 2016	295	286
ProLogis 5.75% 2016	2,000	1,962
ProLogis 6.625% 2018	1,430	1,423
ProLogis 7.375% 2019	11,250	11,568
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	7,250	7,398
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016	3,100	3,163
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	8,598
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	685	706
Westfield Group 7.50% 20144	690	773
Westfield Group 5.70% 20164	2,850	2,933
Westfield Group 7.125% 20184	13,175	14,275
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20154	2,805	2,803
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20204	15,340	15,401
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,715
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,980	4,102
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	7,785
France Télécom 7.75% 20113	730	775
France Télécom 4.375% 2014	3,385	3,572
France Télécom 5.375% 2019	11,530	12,189
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	11,573
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,230
Standard Chartered Bank 6.40% 20174	14,057	14,905
Venezuela (Republic of) 5.375% 2010	3,080	3,072
Venezuela (Republic of) 9.25% 2027	10,445	8,225
Venezuela (Republic of) 9.25% 2028	780	578
Venezuela (Republic of) 9.375% 2034	4,025	2,968
Petrobras International 5.75% 2020	7,470	7,690
Petrobras International 6.875% 2040	6,760	7,011
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	4,200	4,288
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,329
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	7,918
Goldman Sachs Group, Inc. 6.15% 2018	9,675	10,253
Goldman Sachs Group, Inc. 7.50% 2019	3,625	4,143
Development Bank of Singapore Ltd. 7.875% 20104	10,250	10,263
Development Bank of Singapore Ltd. 7.125% 20114	3,800	4,031
Developers Diversified Realty Corp. 5.375% 2012	6,591	6,587
Developers Diversified Realty Corp. 5.50% 2015	1,023	966
Developers Diversified Realty Corp. 7.50% 2017	6,500	6,585
Enel Finance International 3.875% 20144	13,805	13,999
AstraZeneca PLC 5.90% 2017	12,500	13,983
British American Tobacco International Finance PLC 9.50% 20184	10,485	13,600
Kimco Realty Corp., Series C, 5.304% 2011	450	466
Kimco Realty Corp. 6.00% 2012	1,000	1,077
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,311
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,358
Kimco Realty Corp. 5.584% 2015	2,003	2,057
Kimco Realty Corp. 6.875% 2019	6,875	7,257
Pfizer Inc. 4.45% 2012	2,250	2,386
Pfizer Inc. 6.20% 2019	9,820	11,111
AXA SA 8.60% 2030	11,075	13,465
Norfolk Southern Corp. 5.75% 2016	5,515	6,105
Norfolk Southern Corp. 7.05% 2037	6,200	7,203
Enersis SA 7.375% 2014	11,935	13,218
Niagara Mohawk Power 3.553% 20144	1,340	1,347
National Grid PLC 6.30% 2016	10,575	11,774
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382,3	2,470	2,415
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20392,3	3,770	3,854
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	4,949
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,510
Wells Fargo & Co. 5.625% 2017	11,750	12,485
Time Warner Cable Inc. 8.25% 2014	1,750	2,055
Time Warner Cable Inc. 6.75% 2018	3,985	4,460
Time Warner Cable Inc. 5.00% 2020	6,000	5,927
Novartis Capital Corp. 1.90% 2013	3,000	3,001
Novartis Capital Corp. 2.90% 2015	3,000	2,983
Novartis Securities Investment Ltd. 5.125% 2019	6,060	6,434
Open Joint Stock Co. Gazprom, Series 2, 8.625% 20344	2,000	2,340
Gaz Capital SA 7.288% 20374	5,900	5,937
Gaz Capital SA 7.288% 2037	4,030	4,055
CVS Caremark Corp. 6.60% 2019	3,310	3,707
CVS Caremark Corp. 5.789% 20262,4	1,027	1,003
CVS Caremark Corp. 6.943% 20302	6,758	7,186
Kroger Co. 7.50% 2014	5,300	6,125
Kroger Co. 3.90% 2015	1,450	1,470
Kroger Co. 6.40% 2017	2,475	2,756
Kroger Co. 6.15% 2020	1,270	1,381
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,676
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,562
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,445
PSEG Power LLC 7.75% 2011	5,925	6,322
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,650	2,800
PSEG Power LLC 8.625% 2031	1,945	2,497
Israeli Government 5.125% 2019	11,000	11,414
Progress Energy, Inc. 6.05% 2014	5,000	5,507
Progress Energy, Inc. 7.05% 2019	5,000	5,652
HSBC Finance Corp. 0.501% 20143	1,750	1,683
HSBC Finance Corp. 0.682% 20163	9,900	9,399
Walgreen Co. 4.875% 2013	10,000	10,895
Government National Mortgage Assn. 4.50% 20382	5,770	5,852
Government National Mortgage Assn. 4.50% 20402	4,985	5,042
SBC Communications Inc. 5.625% 2016	1,500	1,647
AT&T Inc. 5.50% 2018	7,300	7,762
SBC Communications Inc. 6.45% 2034	1,275	1,305
Kraft Foods Inc. 2.625% 2013	3,875	3,907
Kraft Foods Inc. 6.125% 2018	5,975	6,549
State of Qatar 9.75% 2030	7,250	10,451
Indonesia (Republic of) 6.875% 2018	5,450	6,118
Indonesia (Republic of) 6.625% 20374	4,000	4,130
Michaels Stores, Inc. 10.00% 2014	6,425	6,810
Michaels Stores, Inc. 11.375% 2016	3,000	3,255
Neiman Marcus Group, Inc. 9.00% 20153,5	6,831	7,002
Neiman Marcus Group, Inc. 10.375% 2015	2,925	3,035
Shell International Finance BV 4.00% 2014	9,340	9,838
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,125	5,394
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	3,330	3,180
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,085	1,231
CIT Group Inc., Series A, 7.00% 2013	2,450	2,401
CIT Group Inc., Series A, 7.00% 2015	3,275	3,062
CIT Group Inc., Series A, 7.00% 2016	4,400	4,070
United Mexican States Government Global 6.375% 2013	151	168
United Mexican States Government Global 5.95% 2019	8,020	8,702
United Mexican States Government Global 6.05% 2040	520	521
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 20342	1,514	1,565
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 20352	1,294	1,343
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20362	1,564	1,639
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	2,300	2,321
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	500	508
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20392,3	1,905	1,874
SUPERVALU INC. 8.00% 2016	725	738
Albertson’s, Inc. 7.45% 2029	3,000	2,550
Albertson’s, Inc. 8.00% 2031	6,450	5,579
Nextel Communications, Inc., Series E, 6.875% 2013	375	367
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,402
Nextel Communications, Inc., Series D, 7.375% 2015	650	621
Sprint Capital Corp. 8.75% 2032	500	466
Intergen Power 9.00% 20174	8,525	8,823
Toys “R” Us, Inc. 7.625% 2011	3,965	4,124
Toys “R” Us, Inc. 8.50% 20174	2,100	2,189
Toys “R” Us, Inc. 10.75% 20174	500	560
Toys “R” Us, Inc. 7.375% 2018	2,000	1,930
DaimlerChrysler North America Holding Corp. 5.875% 2011	2,500	2,602
DaimlerChrysler North America Holding Corp. 8.50% 2031	5,000	6,121
International Paper Co. 7.95% 2018	1,800	2,106
International Paper Co. 9.375% 2019	150	188
International Paper Co. 7.50% 2021	2,335	2,659
International Paper Co. 7.30% 2039	3,500	3,752
Argentina (Republic of) 0.146% 20122,3	20,350	6,878
Argentina (Republic of) GDP-Linked 2035	21,000	1,585
McDonald’s Corp., Series I, 5.00% 2019	8,005	8,415
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	3,205	3,413
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	4,525	4,955
AES Corp. 7.75% 2015	3,275	3,349
AES Corp. 8.00% 2017	2,500	2,550
AES Corp. 8.00% 2020	2,440	2,443
Lockheed Martin Corp. 4.25% 2019	8,580	8,312
First Data Corp., Term Loan B2, 3.032% 20142,3,8	4,708	4,173
First Data Corp. 9.875% 2015	3,400	2,949
First Data Corp. 9.875% 2015	700	607
First Data Corp. 10.55% 20155	450	382
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20142,3,8	1,026	846
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	2,646
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,480	2,436
Texas Competitive Electric Holdings Co. LLC 11.25% 20163,5	3,068	2,102
Federal Home Loan Bank, Series 467, 5.25% 2014	7,125	7,930
Royal Bank of Scotland Group PLC 5.00% 2014	770	738
Royal Bank of Scotland PLC 4.875% 2015	7,000	7,006
Royal Bank of Scotland Group PLC 5.05% 2015	135	128
Freescale Semiconductor, Inc. 9.875% 20143,5	1,364	1,316
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20142,8	3,586	3,701
Freescale Semiconductor, Inc., Term Loan, 4.479% 20162,3,8	630	593
Freescale Semiconductor, Inc. 10.125% 2016	825	734
Freescale Semiconductor, Inc. 10.125% 20184	1,400	1,514
Electricité de France SA 5.50% 20144	2,350	2,582
Electricité de France SA 4.60% 20204	2,200	2,173
Electricité de France SA 6.95% 20394	2,625	3,024
Kinder Morgan Energy Partners LP 6.85% 2020	6,910	7,766
Mandalay Resort Group 6.375% 2011	275	265
MGM MIRAGE 6.75% 2013	915	833
MGM MIRAGE 13.00% 2013	1,100	1,287
MGM MIRAGE 5.875% 2014	2,250	1,907
MGM MIRAGE 6.625% 2015	100	83
MGM MIRAGE 9.00% 20204	3,250	3,364
Schering-Plough Corp. 6.00% 2017	3,275	3,691
Merck & Co., Inc. 5.00% 2019	3,775	3,955
Telefónica Emisiones, SAU 4.949% 2015	2,580	2,727
Telefónica Emisiones, SAU 6.421% 2016	4,400	4,894
Ford Motor Credit Co. 7.375% 2011	1,100	1,128
Ford Motor Credit Co. 3.001% 20123	1,225	1,191
Ford Motor Credit Co. 7.80% 2012	1,000	1,038
Ford Motor Credit Co. 8.70% 2014	500	543
Ford Motor Credit Co. 8.00% 2016	3,450	3,640
Target Corp. 6.00% 2018	4,375	4,906
Target Corp. 7.00% 2038	2,000	2,319
Macy’s Retail Holdings, Inc. 8.875% 20153	6,230	7,071
Federated Department Stores, Inc. 6.90% 2029	55	53
Abbott Laboratories 5.875% 2016	3,435	3,889
Abbott Laboratories 5.125% 2019	1,020	1,076
Abbott Laboratories 6.00% 2039	1,980	2,103
American Tower Corp. 7.00% 2017	6,150	6,903
Boston Scientific Corp. 4.50% 2015	6,760	6,485
Boston Scientific Corp. 7.375% 2040	350	331
GMAC LLC 7.50% 2013	167	172
GMAC LLC 6.75% 2014	5,000	4,973
GMAC LLC 8.30% 20154	500	526
GMAC LLC 8.00% 20204	1,100	1,130
Teck Resources Ltd. 9.75% 2014	3,000	3,570
Teck Cominco Ltd. 6.125% 2035	3,500	3,211
ZFS Finance (USA) Trust II 6.45% 20653,4	4,000	3,860
ZFS Finance (USA) Trust V 6.50% 20673,4	2,993	2,858
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,045
PNC Funding Corp. 5.125% 2020	4,540	4,582
Biogen Idec Inc. 6.00% 2013	6,000	6,493
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,414
Paribas, New York Branch 6.95% 2013	1,125	1,256
BNP Paribas 3.25% 2015	4,580	4,566
BNP Paribas 4.80% 20154	385	394
AOL Time Warner Inc. 7.625% 2031	2,240	2,565
Time Warner Inc. 6.50% 2036	3,490	3,597
Brazil (Federal Republic of) Global 5.625% 2041	6,500	6,152
Gabonese Republic 8.20% 20174	5,500	6,029
Hospitality Properties Trust 6.70% 2018	6,055	5,987
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20142,3,8	106	89
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20142,3,8	1,775	1,498
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,8	2,111	2,085
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	952
Hawker Beechcraft Acquisition Co., LLC 9.625% 20153,5	1,731	1,312
Singapore Telecommunications Ltd. 6.375% 20114	5,500	5,934
Burlington Northern Santa Fe Corp. 5.75% 2018	1,160	1,244
Burlington Northern Santa Fe Corp. 4.70% 2019	1,960	1,944
Burlington Northern Santa Fe Corp. 6.15% 2037	2,240	2,311
BNSF Funding Trust I 6.613% 20553	335	326
Corporación Andina de Fomento 5.75% 2017	5,025	5,128
Corporación Andina de Fomento 8.125% 2019	550	648
Northrop Grumman Corp. 5.05% 2019	5,590	5,752
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,514
Brandywine Operating Partnership, LP 7.50% 2015	3,000	3,232
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,213
Rio Tinto Finance (USA) Ltd. 6.50% 2018	3,100	3,495
AMC Entertainment Inc. 8.00% 2014	2,725	2,756
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,427
AMC Entertainment Inc. 8.75% 2019	375	396
Zions Bancorporation 5.65% 2014	5,365	4,909
Zions Bancorporation 7.75% 2014	635	641
Grupo Televisa, SAB 6.625% 2040	5,500	5,520
Colbun SA 6.00% 20204	5,400	5,450
Union Pacific Corp. 5.70% 2018	3,200	3,373
Union Pacific Corp. 6.15% 2037	1,990	2,064
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,388
Delhaize Group 5.875% 2014	1,220	1,335
Delhaize Group 6.50% 2017	2,500	2,765
Delhaize America, Inc. 9.00% 2031	1,000	1,276
Liberty Mutual Group Inc. 6.50% 20354	535	467
Liberty Mutual Group Inc. 7.50% 20364	1,815	1,755
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	3,500	3,132
Edison Mission Energy 7.50% 2013	155	135
Midwest Generation, LLC, Series B, 8.56% 20162	2,525	2,585
Edison Mission Energy 7.20% 2019	3,175	2,207
Edison Mission Energy 7.625% 2027	650	419
Allison Transmission Holdings, Inc. 11.00% 20154	3,500	3,745
Allison Transmission Holdings, Inc. 11.25% 20153,4,5	1,488	1,596
ARAMARK Corp., Term Loan B, 2.165% 20142,3,8	19	18
ARAMARK Corp., Letter of Credit, 2.276% 20142,3,8	1	1
ARAMARK Corp. 3.749% 20153	2,500	2,337
ARAMARK Corp. 8.50% 2015	2,800	2,877
ARAMARK Corp., Letter of Credit, 3.392% 20162,3,8	2	2
ARAMARK Corp., Term Loan B, 3.54% 20162,3,8	34	34
Dollar General Corp. 10.625% 2015	1,500	1,654
Dollar General Corp. 11.875% 20173,5	3,089	3,614
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	5,135	5,225
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,150	3,292
RBS Global, Inc. and Rexnord LLC 9.50% 20144	1,838	1,921
Virgin Media Finance PLC 8.75% 2014	356	366
Virgin Media Finance PLC 9.125% 2016	1,000	1,067
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,731
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,4	671	704
BAE Systems Holdings Inc. 6.375% 20194	4,100	4,461
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20142,3,8	780	697
Univision Communications Inc. 12.00% 20144	1,550	1,705
Univision Communications Inc. 10.50% 20153,4,5	3,157	2,739
Marks and Spencer Group PLC 6.25% 20174	4,500	4,627
Marks and Spencer Group PLC 7.125% 20374	500	508
Boyd Gaming Corp. 7.75% 2012	620	622
Boyd Gaming Corp. 6.75% 2014	3,025	2,654
Boyd Gaming Corp. 7.125% 2016	2,175	1,827
United Technologies Corp. 5.70% 2040	5,000	5,075
Cincinnati Bell Inc. 8.75% 2018	5,000	5,069
Cinemark USA, Inc. 8.625% 2019	4,750	5,029
Elan Finance PLC and Elan Finance Corp. 4.25% 20113	370	365
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	965	999
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	3,660	3,642
HCA Inc. 6.75% 2013	1,250	1,256
HCA Inc. 9.125% 2014	2,000	2,117
HCA Inc. 9.25% 2016	1,490	1,588
International Lease Finance Corp., Series Q, 5.45% 2011	980	981
International Lease Finance Corp., Series Q, 5.75% 2011	1,470	1,478
International Lease Finance Corp. 5.00% 2012	975	937
International Lease Finance Corp., Series R, 5.30% 2012	990	962
International Lease Finance Corp., Series R, 5.35% 2012	585	573
Realogy Corp., Letter of Credit, 3.231% 20132,3,8	57	50
Realogy Corp., Term Loan B, 3.251% 20132,3,8	211	187
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,8	4,250	4,694
Russian Federation 7.50% 20302	4,214	4,877
Gerdau Holdings Inc. 7.00% 20204	4,600	4,876
Banco Mercantil del Norte, SA 6.135% 20163,4	1,500	1,493
Banco Mercantil del Norte, SA 6.862% 20213,4	3,500	3,360
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,822
Lehman Brothers Holdings Inc., Series I, 6.875% 20189	19,565	4,720
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,647
Petroplus Finance Ltd. 6.75% 20144	1,575	1,425
Petroplus Finance Ltd. 7.00% 20174	2,850	2,465
Petroplus Finance Ltd. 9.375% 20194	800	732
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,335	4,606
Safeway Inc. 6.25% 2014	2,625	2,920
Safeway Inc. 6.35% 2017	1,500	1,664
CRH America Inc. 6.95% 2012	970	1,055
CRH America, Inc. 8.125% 2018	2,987	3,523
News America Inc. 6.90% 2019	4,000	4,554
Constellation Brands, Inc. 7.25% 2017	4,410	4,542
Smithfield Foods, Inc. 10.00% 20144	3,000	3,360
Smithfield Foods, Inc. 7.75% 2017	1,075	1,062
Voto-Votorantim Ltd 6.75% 20214	4,450	4,417
Tenet Healthcare Corp. 7.375% 2013	1,195	1,213
Tenet Healthcare Corp. 9.25% 2015	1,055	1,112
Tenet Healthcare Corp. 8.875% 20194	1,910	2,077
CEVA Group PLC 11.625% 20164	2,775	2,976
CEVA Group PLC 11.50% 20184	1,350	1,407
Denbury Resources Inc. 9.75% 2016	1,750	1,934
Denbury Resources Inc. 8.25% 2020	2,300	2,449
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,374
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	1,181	1,196
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	261	264
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20212	360	344
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,516	2,546
Cricket Communications, Inc. 9.375% 2014	1,775	1,815
Cricket Communications, Inc. 7.75% 2016	2,425	2,528
Morgan Stanley 6.00% 2014	4,000	4,325
US Investigations Services, Inc., Term Loan B, 3.271% 20152,3,8	1,710	1,591
US Investigations Services, Inc. 10.50% 20154	1,900	1,795
US Investigations Services, Inc. 11.75% 20164	1,035	926
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20362	4,164	4,298
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,280	4,291
Hanesbrands Inc., Series B, 3.831% 20143	3,405	3,269
Hanesbrands Inc. 8.00% 2016	975	1,014
Host Marriott, LP, Series K, 7.125% 2013	500	511
Host Marriott, LP, Series O, 6.375% 2015	500	499
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,000	1,007
Host Hotels & Resorts LP 9.00% 20174	2,075	2,251
NXP BV and NXP Funding LLC 7.875% 2014	3,325	3,258
NXP BV and NXP Funding LLC 9.50% 2015	970	963
Ashtead Group PLC 8.625% 20154	1,915	1,925
Ashtead Capital, Inc. 9.00% 20164	2,250	2,289
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.729% (undated)2,3	4,000	4,201
SunGard Data Systems Inc. 9.125% 2013	3,138	3,232
SunGard Data Systems Inc. 4.875% 2014	1,000	951
Clearwire Communications LLC/Finance 12.00% 20154	2,800	2,870
Clearwire Communications LLC/Finance 12.00% 20154	1,250	1,281
CHS/Community Health Systems, Inc. 8.875% 2015	4,000	4,150
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,115
Royal Caribbean Cruises Ltd. 6.875% 2013	1,000	1,015
Royal Caribbean Cruises Ltd. 11.875% 2015	2,575	3,045
Staples, Inc. 9.75% 2014	3,250	3,943
RailAmerica, Inc. 9.25% 2017	3,674	3,936
Chevron Corp. 4.95% 2019	3,700	3,917
TransDigm Inc. 7.75% 2014	2,800	2,877
TransDigm Inc. 7.75% 20144	1,000	1,028
Sunoco, Inc. 5.75% 2017	3,900	3,883
Orascom Telecom 7.875% 20144	3,980	3,791
Holcim Ltd. 6.00% 20194	3,635	3,782
General Maritime Corp. 12.00% 20174	3,500	3,763
Tops Markets 10.125% 20154	3,600	3,762
Sanmina-SCI Corp. 6.75% 2013	1,625	1,633
Sanmina-SCI Corp. 3.007% 20143,4	1,000	950
Sanmina-SCI Corp. 8.125% 2016	1,150	1,163
South Korean Government 5.75% 2014	3,400	3,720
Owens-Brockway Glass Container Inc. 7.375% 2016	3,525	3,719
Rouse Co. 5.375% 20139	1,500	1,628
Rouse Co. 6.75% 20134,9	1,875	2,091
CEDC Finance Corp. 9.125% 20164	3,500	3,710
Kansas City Southern Railway Co. 13.00% 2013	800	955
Kansas City Southern Railway Co. 8.00% 2015	2,625	2,740
NRG Energy, Inc. 7.25% 2014	2,665	2,692
NRG Energy, Inc. 7.375% 2016	725	721
NRG Energy, Inc. 7.375% 2017	275	273
Devon Energy Corp. 6.30% 2019	3,280	3,667
United Air Lines, Inc., Term Loan B, 2.25% 20142,3,8	2,979	2,601
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20242	1,076	1,012
CNA Financial Corp. 6.50% 2016	2,270	2,329
CNA Financial Corp. 7.35% 2019	1,200	1,256
CoBank ACB 7.875% 20184	430	465
CoBank ACB 0.857% 20223,4	4,275	3,097
Stater Bros. Holdings Inc. 8.125% 2012	960	970
Stater Bros. Holdings Inc. 7.75% 2015	2,525	2,563
Seneca Gaming Corp., Series B, 7.25% 2012	2,250	2,233
Seneca Gaming Corp. 7.25% 2012	1,300	1,290
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20112	1,022	1,032
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20122	1,169	1,180
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	1,250	1,307
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	3,510
Credit Suisse Group AG 3.50% 2015	3,500	3,490
Georgia Gulf Corp. 9.00% 20174	3,275	3,443
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.799% 20362,3	3,761	2,926
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.894% 20362,3	650	506
Digicel Group Ltd. 12.00% 2014	300	342
Digicel Group Ltd. 12.00% 20144	200	228
Digicel Group Ltd. 8.875% 20154	2,000	1,975
Digicel Group Ltd. 10.50% 20184	850	886
PTS Acquisition Corp. 10.25% 20153,5	3,459	3,415
Sorenson Communications 10.50% 20154	3,500	3,395
Hospira, Inc. 6.40% 2015	1,830	2,032
Hospira, Inc. 6.05% 2017	1,255	1,350
Capital One Capital IV 6.745% 20373	3,810	3,324
Crown Castle International Corp. 9.00% 2015	2,525	2,740
Crown Castle International Corp. 7.75% 20174	500	548
Bausch & Lomb Inc. 9.875% 2015	3,050	3,241
Westpac Banking Corp. 4.875% 2019	3,250	3,234
Teekay Corp. 8.50% 2020	3,075	3,229
SLM Corp., Series A, 0.479% 20113	1,250	1,189
SLM Corp., Series A, 5.45% 2011	2,000	2,036
CSC Holdings, Inc. 8.50% 20144	3,000	3,210
MetroPCS Wireless, Inc. 9.25% 2014	2,000	2,055
MetroPCS Wireless, Inc. 9.25% 2014	1,125	1,150
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20422	3,172	3,187
Intelsat Jackson Holding Co., Series B, 8.875% 20154	1,150	1,193
Intelsat, Ltd. 8.875% 2015	450	467
Intelsat Jackson Holding Co. 9.50% 2016	1,225	1,311
Intelsat Jackson Holding Co. 8.50% 20194	200	211
DAE Aviation Holdings, Inc. 11.25% 20154	3,383	3,180
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20142,4	3,115	3,179
Tesco PLC 5.50% 20174	2,950	3,166
Thomson Reuters Corp. 5.95% 2013	1,750	1,936
Thomson Reuters Corp. 6.50% 2018	1,085	1,226
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	3,119	3,142
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,136
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,112
Coventry Health Care, Inc. 5.875% 2012	3,000	3,109
FMG Finance Pty Ltd. 10.00% 20134	2,875	3,109
Ingles Markets, Inc. 8.875% 2017	2,950	3,098
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	1,140	1,174
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	475	534
Charter Communications, Inc. 13.50% 20164	1,137	1,361
Wind Acquisition SA 11.75% 20174	2,750	3,053
Forest Oil Corp. 7.25% 2019	3,000	3,030
Williams Companies, Inc. 7.875% 2021	1,315	1,551
Williams Companies, Inc. 8.75% 2032	1,200	1,466
BFF International Ltd. 7.25% 20204	2,950	3,009
Hewlett-Packard Co. 5.50% 2018	2,750	2,993
Quintiles Transnational 9.50% 20143,4,5	2,900	2,965
Norwegian Cruise Lines 11.75% 20164	2,700	2,950
Nalco Co. 8.875% 2013	2,375	2,458
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	475	492
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	2,885
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A1, 5.00% 20192	2,862	2,878
Serena Software, Inc. 10.375% 2016	2,936	2,877
New Communications Holdings 8.25% 20174	1,550	1,585
New Communications Holdings 8.50% 20204	1,275	1,291
Resona Bank, Ltd. 5.85% (undated)3,4	3,000	2,835
Esterline Technologies Corp. 6.625% 2017	2,800	2,779
Advanced Micro Devices, Inc. 8.125% 20174	2,625	2,717
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 20212	2,769	2,682
Duane Reade Inc. 11.75% 2015	2,105	2,676
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,671
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432,3	2,575	2,647
StatoilHydro ASA 5.25% 2019	2,500	2,616
Northwest Airlines, Inc., Term Loan B, 3.80% 20132,3,8	350	315
Delta Air Lines, Inc. 9.50% 20144	1,350	1,426
Northwest Airlines, Inc., Term Loan A, 2.05% 20182,3,8	1,051	862
American Express Co. 8.15% 2038	2,000	2,598
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,536
Clear Channel Worldwide, Series B, 9.25% 20174	2,400	2,520
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,414
Boston Properties, Inc. 5.875% 2019	2,250	2,340
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	2,312
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.75% 20372,3	3,104	2,305
VWR Funding, Inc. 10.25% 20153,5	2,139	2,278
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,260
Dow Chemical Co. 8.55% 2019	1,850	2,242
ERP Operating LP 5.25% 2014	1,000	1,048
ERP Operating LP 6.584% 2015	1,085	1,178
Express Scripts Inc. 5.25% 2012	2,080	2,219
Kohl’s Corp. 6.25% 2017	1,000	1,114
Kohl’s Corp. 6.00% 2033	270	270
Kohl’s Corp. 6.875% 2037	730	816
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20372,3	4,642	2,180
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	2,000	2,160
New York Life Global Funding 4.65% 20134	1,940	2,078
Cott Beverages Inc. 8.375% 20174	2,000	2,070
Accellent Inc. 8.375% 20174	2,000	2,040
AES Panamá, SA 6.35% 20164	2,000	2,022
Unum Group 7.125% 2016	1,805	1,965
Home Depot, Inc. 5.875% 2036	2,000	1,947
H&E Equipment Services, Inc. 8.375% 2016	2,000	1,945
Charles Schwab Corp., Series A, 6.375% 2017	1,775	1,937
Banque Centrale de Tunisie 7.375% 2012	1,750	1,936
HSBK (Europe) BV 7.25% 20174	1,865	1,856
Rockwood Specialties Group, Inc. 7.50% 2014	1,825	1,852
Allstate Corp., Series B, 6.125% 20673	1,830	1,743
TuranAlem Finance BV 8.00% 20149	1,230	538
TuranAlem Finance BV 8.50% 20159	1,900	836
TuranAlem Finance BV, Series 8, 8.25% 20379	745	338
Nordstrom, Inc. 7.00% 2038	1,500	1,691
Fox Acquisition LLC, Term Loan B, 7.50% 20152,3,8	518	510
Fox Acquisition LLC 13.375% 20164	1,225	1,179
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,681
ACE INA Holdings Inc. 5.875% 2014	1,510	1,660
TNK-BP Finance SA 7.50% 20164	1,500	1,639
AMH Holdings, Inc. 9.875% 2016	1,500	1,628
Local T.V. Finance LLC, Term Loan B, 2.30% 20132,3,8	277	247
Local T.V. Finance LLC 10.00% 20153,4,5	2,089	1,379
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 20332	495	494
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20382	1,100	1,127
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,618
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,603
Surgical Care Affiliates, Inc. 8.875% 20153,4,5	879	890
Surgical Care Affiliates, Inc. 10.00% 20174	700	700
Colombia (Republic of) Global 10.375% 2033	484	693
Colombia (Republic of) Global 7.375% 2037	715	804
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.662% 20352,3	2,118	1,457
LBI Escrow Corp 8.00% 20174	1,375	1,428
Husky Energy Inc. 5.90% 2014	1,300	1,416
Concho Resources Inc. 8.625% 2017	1,250	1,331
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 20422,3	1,250	1,310
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,187	1,263
Continental Resources 8.25% 2019	725	772
Continental Resources 7.375% 20204	425	428
Chubb Corp. 6.375% 20673	1,160	1,179
Cooper-Standard Automotive Inc. 7.00% 20129	250	273
Cooper-Standard Automotive Inc. 8.375% 20149	1,225	882
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20372,3	2,050	1,123
Canadian National Railway Co. 4.95% 2014	1,000	1,088
General Electric Co. 5.00% 2013	1,000	1,079
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 20332	2	2
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 20382	1,000	1,053
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.334% 20442,3	1,000	1,043
Smurfit Capital Funding PLC 7.50% 2025	1,180	1,038
Newpage Corp. 11.375% 2014	980	980
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.422% 20352,3	1,170	909
Tyson Foods, Inc. 7.85% 20163	835	902
Qwest Corp. 7.875% 2011	575	612
Qwest Communications International Inc., Series B, 7.50% 2014	250	256
Northern Rock PLC 6.594% (undated)3,4	5,075	812
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 20122	795	801
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	550	566
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	164	140
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	656
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.416% 20372,3	1,258	647
Jackson National Life Global 5.375% 20134	560	599
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332,10	581	581
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20202	557	544
UDR, Inc., Series A, 5.25% 2015	535	534
Atlas Copco AB 5.60% 20174	500	519
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.839% 20352,3	652	452
Vitamin Shoppe Industries Inc. 7.75% 20123	401	403
Hawaiian Telcom Communications, Inc. 8.765% 20133,9	90	3
Hawaiian Telcom Communications, Inc. 9.75% 20139	1,060	34
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20142,3,5,8	432	357
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 20342	345	330
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 20112	264	267
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 20312	275	255
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 20122	235	235
Iraq (Republic of) 5.80% 20282,4	250	204
Pemex Project Funding Master Trust 9.125% 2010	110	116
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20362,3	301	54
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20372,3	402	42
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.183% 20272,3,4	65	64
Young Broadcasting Inc. 10.00% 20119	2,695	19
Atrium Companies, Inc. 15.00% 20124,5	845	13
		4,048,064

Total bonds & notes (cost: $10,393,946,000)		10,766,607

		Value
Preferred securities — 0.72%	Shares	(000)

U.S. DOLLARS — 0.50%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares3,4	8,800,000	US$ 9,141
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	9,155,000	8,591
SMFG Preferred Capital USD 3 Ltd. 9.50%3,4	6,120,000	6,946
BNP Paribas 7.195%3,4	7,000,000	6,825
Barclays Bank PLC 6.86%3,4	6,625,000	5,896
RBS Capital Trust II 6.425% noncumulative trust3	7,000,000	4,515
Banco Bilbao Vizcaya Argentaria, SA, 5.919%3	5,337,000	4,450
Lloyds Banking Group PLC 6.413%3,4	2,585,000	1,545
Lloyds Banking Group PLC 6.657% preference shares3,4	2,415,000	1,443
Standard Chartered PLC 7.014% noncumulative redeemable preference shares3,4	2,000,000	1,846
AXA SA, Series B, 6.379%3,4	2,035,000	1,791
Société Générale 5.922%3	2,000,000	1,730
PNC Preferred Funding Trust I 6.517%3,4	1,600,000	1,346
QBE Capital Funding II LP 6.797%3,4	750,000	671
		56,736

EUROS — 0.14%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative3	13,750,000	11,211
HVB Funding Trust VIII 7.055%3	3,750,000	4,693
		15,904

BRITISH POUNDS — 0.06%
Barclays Bank PLC, Series RCI, 14.00%3	3,500,000	6,955

MISCELLANEOUS — 0.02%
Other preferred securities in initial period of acquisition		2,541

Total preferred securities (cost: $77,527,000)		82,136

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
American Media Operations, Inc.4,10,11	39,729	—

Total common stocks (cost: $0)		—

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp., warrants, expire 20184,10,11	367	—

Warrants (cost: $0)		—

	Principal amount
Short-term securities — 4.53%	(000)

U.S. Treasury Bills 0.18%–0.20% due 7/15–8/26/2010	US$81,600	81,556
Bank of Nova Scotia 0.07% due 4/1/2010	48,800	48,800
Scotiabank Inc. 0.20% due 4/29/20104	25,000	24,996
Freddie Mac 0.17%–0.21% due 5/18–8/4/2010	52,100	52,073
Fannie Mae 0.18%–0.195% due 6/23–6/30/2010	46,700	46,680
International Bank for Reconstruction and Development 0.13%–0.24% due 4/30–6/29/2010	45,000	44,987
General Electric Capital Services, Inc. 0.18%–0.19% due 5/12/2010	40,000	39,990
GDF SUEZ 0.195% due 4/22/20104	34,300	34,296
CBA (Delaware) Finance Inc. 0.195% due 6/3/20104	31,700	31,687
Federal Home Loan Bank 0.11%–0.13% due 4/23–4/28/2010	30,700	30,698
ING (U.S.) Funding LLC 0.18% due 4/6/2010	25,000	24,999
Jupiter Securitization Co., LLC 0.19% due 4/23/20104	25,000	24,997
Hewlett-Packard Co. 0.10% due 4/6/20104	19,700	19,700
Old Line Funding, LLC 0.18% due 4/20/20104	10,000	9,999

Total short-term securities (cost: $515,445,000)		515,458

Total investment securities (cost: $10,986,918,000)		11,364,201
Other assets less liabilities		8,623

Net assets		US$11,372,824

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $897,096,000, which represented 7.89% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $321,000, which represented less than .01% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $25,151,000, which represented .22% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.

10Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $581,000, which represented less than .01% of the net assets of the fund.

11Security did not produce income during the last 12 months.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0510O-S21521

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND, INC.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: May 28, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: May 28, 2010